Shareholder Report			12 Months Ended
		Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Transamerica Funds
Entity Central Index Key			0000787623
Entity Investment Company Type			N-1A
Document Period End Date			Oct. 31, 2025
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000021257
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Conservative Portfolio
Class Name			Class A
Trading Symbol			ICLAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.50%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 53
Expense Ratio, Percent	[1]		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 11.72%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark, returned 11.60% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks current income and preservation of capital through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class A shares of the Fund posted positive returns and, at NAV, outperformed the Fund’s blended benchmark, which consists of 65% of the Bloomberg US Aggregate Bond Index and 35% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund also outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, due to relative performance of equities compared to fixed income.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2015	$9,453	$10,000	$10,000
11/30/2015	$9,444	$9,974	$9,975
12/31/2015	$9,328	$9,941	$9,901
1/31/2016	$9,154	$10,078	$9,795
2/29/2016	$9,154	$10,150	$9,820
3/31/2016	$9,455	$10,243	$10,110
4/30/2016	$9,542	$10,282	$10,175
5/31/2016	$9,586	$10,285	$10,214
6/30/2016	$9,645	$10,469	$10,306
7/31/2016	$9,847	$10,536	$10,496
8/31/2016	$9,890	$10,524	$10,493
9/30/2016	$9,920	$10,517	$10,503
10/31/2016	$9,814	$10,437	$10,381
11/30/2016	$9,753	$10,190	$10,297
12/31/2016	$9,842	$10,205	$10,393
1/31/2017	$9,961	$10,225	$10,486
2/28/2017	$10,116	$10,293	$10,651
3/31/2017	$10,151	$10,288	$10,681
4/30/2017	$10,252	$10,367	$10,790
5/31/2017	$10,353	$10,447	$10,923
6/30/2017	$10,375	$10,437	$10,931
7/31/2017	$10,503	$10,481	$11,049
8/31/2017	$10,549	$10,575	$11,122
9/30/2017	$10,611	$10,525	$11,173
10/31/2017	$10,676	$10,531	$11,259
11/30/2017	$10,722	$10,518	$11,348
12/31/2017	$10,813	$10,566	$11,432
1/31/2018	$10,998	$10,444	$11,568
2/28/2018	$10,774	$10,345	$11,338
3/31/2018	$10,757	$10,412	$11,294
4/30/2018	$10,737	$10,334	$11,277
5/31/2018	$10,757	$10,408	$11,373
6/30/2018	$10,716	$10,395	$11,368
7/31/2018	$10,824	$10,398	$11,504
8/31/2018	$10,873	$10,464	$11,623
9/30/2018	$10,841	$10,397	$11,602
10/31/2018	$10,487	$10,315	$11,252
11/30/2018	$10,517	$10,377	$11,352
12/31/2018	$10,341	$10,567	$11,176
1/31/2019	$10,698	$10,679	$11,551
2/28/2019	$10,782	$10,673	$11,669
3/31/2019	$10,922	$10,878	$11,880
4/30/2019	$11,049	$10,881	$12,036
5/31/2019	$10,901	$11,074	$11,928
6/30/2019	$11,202	$11,213	$12,307
7/31/2019	$11,212	$11,238	$12,353
8/31/2019	$11,265	$11,529	$12,480
9/30/2019	$11,287	$11,468	$12,532
10/31/2019	$11,393	$11,502	$12,669
11/30/2019	$11,478	$11,496	$12,795
12/31/2019	$11,617	$11,488	$12,927
1/31/2020	$11,671	$11,709	$13,061
2/29/2020	$11,486	$11,920	$12,827
3/31/2020	$10,581	$11,850	$12,212
4/30/2020	$11,184	$12,061	$12,824
5/31/2020	$11,546	$12,117	$13,072
6/30/2020	$11,809	$12,193	$13,236
7/31/2020	$12,160	$12,375	$13,582
8/31/2020	$12,368	$12,275	$13,828
9/30/2020	$12,245	$12,269	$13,656
10/31/2020	$12,113	$12,214	$13,470
11/30/2020	$12,881	$12,334	$14,159
12/31/2020	$13,145	$12,351	$14,381
1/31/2021	$13,111	$12,262	$14,264
2/28/2021	$13,145	$12,085	$14,258
3/31/2021	$13,172	$11,934	$14,309
4/30/2021	$13,458	$12,028	$14,615
5/31/2021	$13,549	$12,068	$14,720
6/30/2021	$13,711	$12,152	$14,864
7/31/2021	$13,813	$12,288	$15,065
8/31/2021	$13,916	$12,265	$15,178
9/30/2021	$13,619	$12,159	$14,872
10/31/2021	$13,906	$12,155	$15,164
11/30/2021	$13,722	$12,191	$15,077
12/31/2021	$13,858	$12,160	$15,277
1/31/2022	$13,379	$11,898	$14,781
2/28/2022	$13,133	$11,765	$14,542
3/31/2022	$12,992	$11,439	$14,420
4/30/2022	$12,327	$11,005	$13,645
5/31/2022	$12,388	$11,075	$13,705
6/30/2022	$11,818	$10,902	$13,150
7/31/2022	$12,263	$11,168	$13,724
8/31/2022	$11,905	$10,853	$13,272
9/30/2022	$11,239	$10,384	$12,467
10/31/2022	$11,437	$10,249	$12,675
11/30/2022	$11,946	$10,626	$13,287
12/31/2022	$11,753	$10,578	$13,050
1/31/2023	$12,253	$10,904	$13,635
2/28/2023	$11,953	$10,622	$13,291
3/31/2023	$12,193	$10,891	$13,654
4/30/2023	$12,294	$10,957	$13,791
5/31/2023	$12,155	$10,838	$13,646
6/30/2023	$12,387	$10,799	$13,903
7/31/2023	$12,513	$10,792	$14,060
8/31/2023	$12,349	$10,723	$13,884
9/30/2023	$11,963	$10,451	$13,445
10/31/2023	$11,735	$10,286	$13,171
11/30/2023	$12,420	$10,751	$13,991
12/31/2023	$12,955	$11,163	$14,579
1/31/2024	$12,994	$11,132	$14,614
2/29/2024	$13,135	$10,975	$14,697
3/31/2024	$13,395	$11,076	$14,950
4/30/2024	$12,970	$10,797	$14,511
5/31/2024	$13,279	$10,980	$14,897
6/30/2024	$13,451	$11,084	$15,095
7/31/2024	$13,711	$11,342	$15,417
8/31/2024	$13,983	$11,505	$15,704
9/30/2024	$14,173	$11,660	$15,941
10/31/2024	$13,859	$11,370	$15,574
11/30/2024	$14,225	$11,491	$15,931
12/31/2024	$13,901	$11,303	$15,616
1/31/2025	$14,178	$11,362	$15,863
2/28/2025	$14,297	$11,612	$16,050
3/31/2025	$14,042	$11,617	$15,803
4/30/2025	$14,068	$11,663	$15,893
5/31/2025	$14,360	$11,579	$16,148
6/30/2025	$14,769	$11,757	$16,554
7/31/2025	$14,822	$11,726	$16,600
8/31/2025	$15,062	$11,866	$16,880
9/30/2025	$15,323	$11,996	$17,190
10/31/2025	$15,484	$12,071	$17,380

Average Annual Return [Table Text Block]
I3BU1	1 Year	5 Years	10 Years
Class A with Load	5.55%	3.86%	4.47%
Class A	11.72%	5.03%	5.06%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	11.60%	5.23%	5.68%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 704,582,921
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 22,248
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$704,582,921
Number of Portfolio Holdings	39
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$22,248

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.1%
U.S. Equity Funds	27.6
International Equity Funds	10.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
U.S. Mixed Allocation Funds	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.1%
Transamerica US Growth, Class I2	11.9
Transamerica Bond, Class I2	10.6
Transamerica Large Cap Value, Class I2	10.4
Transamerica Bond, Class R6	4.0
Transamerica International Equity, Class I2	3.8
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Stock, Class I2	3.2
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021259
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Conservative Portfolio
Class Name			Class C
Trading Symbol			ICLLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	1.27%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 134
Expense Ratio, Percent	[2]		1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 10.74%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark, returned 11.60% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks current income and preservation of capital through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class C shares of the Fund posted positive returns and, at NAV, underperformed the Fund’s blended benchmark, which consists of 65% of the Bloomberg US Aggregate Bond Index and 35% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund also outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, due to relative performance of equities compared to fixed income.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,991	$9,974	$9,975
12/31/2015	$9,866	$9,941	$9,901
1/31/2016	$9,671	$10,078	$9,795
2/29/2016	$9,671	$10,150	$9,820
3/31/2016	$9,983	$10,243	$10,110
4/30/2016	$10,067	$10,282	$10,175
5/31/2016	$10,104	$10,285	$10,214
6/30/2016	$10,160	$10,469	$10,306
7/31/2016	$10,374	$10,536	$10,496
8/31/2016	$10,401	$10,524	$10,493
9/30/2016	$10,431	$10,517	$10,503
10/31/2016	$10,310	$10,437	$10,381
11/30/2016	$10,236	$10,190	$10,297
12/31/2016	$10,328	$10,205	$10,393
1/31/2017	$10,444	$10,225	$10,486
2/28/2017	$10,598	$10,293	$10,651
3/31/2017	$10,634	$10,288	$10,681
4/30/2017	$10,740	$10,367	$10,790
5/31/2017	$10,827	$10,447	$10,923
6/30/2017	$10,848	$10,437	$10,931
7/31/2017	$10,973	$10,481	$11,049
8/31/2017	$11,022	$10,575	$11,122
10/31/2017	$11,134	$10,531	$11,259
11/30/2017	$11,182	$10,518	$11,348
12/31/2017	$11,266	$10,566	$11,432
1/31/2018	$11,450	$10,444	$11,568
2/28/2018	$11,215	$10,345	$11,338
3/31/2018	$11,186	$10,412	$11,294
4/30/2018	$11,155	$10,334	$11,277
5/31/2018	$11,165	$10,408	$11,373
6/30/2018	$11,121	$10,395	$11,368
7/31/2018	$11,223	$10,398	$11,504
8/31/2018	$11,264	$10,464	$11,623
9/30/2018	$11,229	$10,397	$11,602
10/31/2018	$10,860	$10,315	$11,252
11/30/2018	$10,881	$10,377	$11,352
12/31/2018	$10,684	$10,567	$11,176
1/31/2019	$11,045	$10,679	$11,551
2/28/2019	$11,132	$10,673	$11,669
3/31/2019	$11,266	$10,878	$11,880
4/30/2019	$11,387	$10,881	$12,036
5/31/2019	$11,233	$11,074	$11,928
6/30/2019	$11,534	$11,213	$12,307
7/31/2019	$11,545	$11,238	$12,353
8/31/2019	$11,578	$11,529	$12,480
9/30/2019	$11,600	$11,468	$12,532
10/31/2019	$11,709	$11,502	$12,669
11/30/2019	$11,775	$11,496	$12,795
12/31/2019	$11,918	$11,488	$12,927
1/31/2020	$11,963	$11,709	$13,061
2/29/2020	$11,771	$11,920	$12,827
3/31/2020	$10,834	$11,850	$12,212
4/30/2020	$11,444	$12,061	$12,824
5/31/2020	$11,795	$12,117	$13,072
6/30/2020	$12,066	$12,193	$13,236
7/31/2020	$12,417	$12,375	$13,582
8/31/2020	$12,620	$12,275	$13,828
9/30/2020	$12,485	$12,269	$13,656
10/31/2020	$12,338	$12,214	$13,470
11/30/2020	$13,118	$12,334	$14,159
12/31/2020	$13,387	$12,351	$14,381
1/31/2021	$13,340	$12,262	$14,264
2/28/2021	$13,352	$12,085	$14,258
3/31/2021	$13,387	$11,934	$14,309
4/30/2021	$13,656	$12,028	$14,615
5/31/2021	$13,750	$12,068	$14,720
6/30/2021	$13,902	$12,152	$14,864
7/31/2021	$13,996	$12,288	$15,065
8/31/2021	$14,090	$12,265	$15,178
9/30/2021	$13,792	$12,159	$14,872
10/31/2021	$14,062	$12,155	$15,164
11/30/2021	$13,863	$12,191	$15,077
12/31/2021	$13,998	$12,160	$15,277
1/31/2022	$13,496	$11,898	$14,781
2/28/2022	$13,245	$11,765	$14,542
3/31/2022	$13,098	$11,439	$14,420
4/30/2022	$12,420	$11,005	$13,645
5/31/2022	$12,470	$11,075	$13,705
6/30/2022	$11,888	$10,902	$13,150
7/31/2022	$12,329	$11,168	$13,724
8/31/2022	$11,964	$10,853	$13,272
9/30/2022	$11,276	$10,384	$12,467
10/31/2022	$11,478	$10,249	$12,675
11/30/2022	$11,969	$10,626	$13,287
12/31/2022	$11,774	$10,578	$13,050
1/31/2023	$12,268	$10,904	$13,635
2/28/2023	$11,964	$10,622	$13,291
3/31/2023	$12,195	$10,891	$13,654
4/30/2023	$12,284	$10,957	$13,791
5/31/2023	$12,144	$10,838	$13,646
6/30/2023	$12,365	$10,799	$13,903
7/31/2023	$12,480	$10,792	$14,060
8/31/2023	$12,314	$10,723	$13,884
9/30/2023	$11,924	$10,451	$13,445
10/31/2023	$11,681	$10,286	$13,171
11/30/2023	$12,346	$10,751	$13,991
12/31/2023	$12,884	$11,163	$14,579
1/31/2024	$12,910	$11,132	$14,614
2/29/2024	$13,039	$10,975	$14,697
3/31/2024	$13,298	$11,076	$14,950
4/30/2024	$12,858	$10,797	$14,511
5/31/2024	$13,169	$10,980	$14,897
6/30/2024	$13,314	$11,084	$15,095
7/31/2024	$13,561	$11,342	$15,417
8/31/2024	$13,820	$11,505	$15,704
9/30/2024	$14,008	$11,660	$15,941
10/31/2024	$13,695	$11,370	$15,574
11/30/2024	$14,034	$11,491	$15,931
12/31/2024	$13,714	$11,303	$15,616
1/31/2025	$13,978	$11,362	$15,863
2/28/2025	$14,083	$11,612	$16,050
3/31/2025	$13,815	$11,617	$15,803
4/30/2025	$13,841	$11,663	$15,893
5/31/2025	$14,118	$11,579	$16,148
6/30/2025	$14,498	$11,757	$16,554
7/31/2025	$14,551	$11,726	$16,600
8/31/2025	$14,776	$11,866	$16,880
9/30/2025	$15,033	$11,996	$17,190
10/31/2025	$15,166	$12,071	$17,380

Average Annual Return [Table Text Block]
I3BU3	1 Year	5 Years	10 Years
Class C with Load	9.74%	4.21%	4.25%
Class C	10.74%	4.21%	4.25%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	11.60%	5.23%	5.68%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 704,582,921
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 22,248
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$704,582,921
Number of Portfolio Holdings	39
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$22,248

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.1%
U.S. Equity Funds	27.6
International Equity Funds	10.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
U.S. Mixed Allocation Funds	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.1%
Transamerica US Growth, Class I2	11.9
Transamerica Bond, Class I2	10.6
Transamerica Large Cap Value, Class I2	10.4
Transamerica Bond, Class R6	4.0
Transamerica International Equity, Class I2	3.8
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Stock, Class I2	3.2
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081832
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Conservative Portfolio
Class Name			Class I
Trading Symbol			TACIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.17%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent	[3]		0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 12.04%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark, returned 11.60% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks current income and preservation of capital through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class I shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 65% of the Bloomberg US Aggregate Bond Index and 35% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund also outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, due to relative performance of equities compared to fixed income.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,991	$9,974	$9,975
12/31/2015	$9,883	$9,941	$9,901
1/31/2016	$9,698	$10,078	$9,795
2/29/2016	$9,698	$10,150	$9,820
3/31/2016	$10,022	$10,243	$10,110
4/30/2016	$10,114	$10,282	$10,175
5/31/2016	$10,161	$10,285	$10,214
6/30/2016	$10,219	$10,469	$10,306
7/31/2016	$10,441	$10,536	$10,496
8/31/2016	$10,488	$10,524	$10,493
9/30/2016	$10,515	$10,517	$10,503
10/31/2016	$10,413	$10,437	$10,381
11/30/2016	$10,348	$10,190	$10,297
12/31/2016	$10,438	$10,205	$10,393
1/31/2017	$10,574	$10,225	$10,486
2/28/2017	$10,738	$10,293	$10,651
3/31/2017	$10,781	$10,288	$10,681
4/30/2017	$10,887	$10,367	$10,790
5/31/2017	$10,994	$10,447	$10,923
6/30/2017	$11,013	$10,437	$10,931
7/31/2017	$11,158	$10,481	$11,049
8/31/2017	$11,217	$10,575	$11,122
10/31/2017	$11,348	$10,531	$11,259
11/30/2017	$11,406	$10,518	$11,348
12/31/2017	$11,499	$10,566	$11,432
1/31/2018	$11,695	$10,444	$11,568
2/28/2018	$11,468	$10,345	$11,338
3/31/2018	$11,446	$10,412	$11,294
4/30/2018	$11,425	$10,334	$11,277
5/31/2018	$11,446	$10,408	$11,373
6/30/2018	$11,408	$10,395	$11,368
7/31/2018	$11,522	$10,398	$11,504
8/31/2018	$11,574	$10,464	$11,623
9/30/2018	$11,546	$10,397	$11,602
10/31/2018	$11,171	$10,315	$11,252
11/30/2018	$11,202	$10,377	$11,352
12/31/2018	$11,021	$10,567	$11,176
1/31/2019	$11,400	$10,679	$11,551
2/28/2019	$11,500	$10,673	$11,669
3/31/2019	$11,644	$10,878	$11,880
4/30/2019	$11,779	$10,881	$12,036
5/31/2019	$11,633	$11,074	$11,928
6/30/2019	$11,949	$11,213	$12,307
7/31/2019	$11,971	$11,238	$12,353
8/31/2019	$12,016	$11,529	$12,480
9/30/2019	$12,046	$11,468	$12,532
10/31/2019	$12,170	$11,502	$12,669
11/30/2019	$12,249	$11,496	$12,795
12/31/2019	$12,403	$11,488	$12,927
1/31/2020	$12,473	$11,709	$13,061
2/29/2020	$12,275	$11,920	$12,827
3/31/2020	$11,307	$11,850	$12,212
4/30/2020	$11,950	$12,061	$12,824
5/31/2020	$12,335	$12,117	$13,072
6/30/2020	$12,627	$12,193	$13,236
7/31/2020	$13,001	$12,375	$13,582
8/31/2020	$13,223	$12,275	$13,828
9/30/2020	$13,099	$12,269	$13,656
10/31/2020	$12,959	$12,214	$13,470
11/30/2020	$13,790	$12,334	$14,159
12/31/2020	$14,078	$12,351	$14,381
1/31/2021	$14,042	$12,262	$14,264
2/28/2021	$14,078	$12,085	$14,258
3/31/2021	$14,114	$11,934	$14,309
4/30/2021	$14,418	$12,028	$14,615
5/31/2021	$14,528	$12,068	$14,720
6/30/2021	$14,696	$12,152	$14,864
7/31/2021	$14,806	$12,288	$15,065
8/31/2021	$14,928	$12,265	$15,178
9/30/2021	$14,619	$12,159	$14,872
10/31/2021	$14,913	$12,155	$15,164
11/30/2021	$14,729	$12,191	$15,077
12/31/2021	$14,882	$12,160	$15,277
1/31/2022	$14,370	$11,898	$14,781
2/28/2022	$14,108	$11,765	$14,542
3/31/2022	$13,964	$11,439	$14,420
4/30/2022	$13,279	$11,005	$13,645
5/31/2022	$13,345	$11,075	$13,705
6/30/2022	$12,743	$10,902	$13,150
7/31/2022	$13,219	$11,168	$13,724
8/31/2022	$12,836	$10,853	$13,272
9/30/2022	$12,118	$10,384	$12,467
10/31/2022	$12,340	$10,249	$12,675
11/30/2022	$12,886	$10,626	$13,287
12/31/2022	$12,685	$10,578	$13,050
1/31/2023	$13,222	$10,904	$13,635
2/28/2023	$12,914	$10,622	$13,291
3/31/2023	$13,179	$10,891	$13,654
4/30/2023	$13,287	$10,957	$13,791
5/31/2023	$13,139	$10,838	$13,646
6/30/2023	$13,382	$10,799	$13,903
7/31/2023	$13,531	$10,792	$14,060
8/31/2023	$13,368	$10,723	$13,884
9/30/2023	$12,947	$10,451	$13,445
10/31/2023	$12,701	$10,286	$13,171
11/30/2023	$13,438	$10,751	$13,991
12/31/2023	$14,035	$11,163	$14,579
1/31/2024	$14,076	$11,132	$14,614
2/29/2024	$14,228	$10,975	$14,697
3/31/2024	$14,516	$11,076	$14,950
4/30/2024	$14,058	$10,797	$14,511
5/31/2024	$14,405	$10,980	$14,897
6/30/2024	$14,584	$11,084	$15,095
7/31/2024	$14,863	$11,342	$15,417
8/31/2024	$15,171	$11,505	$15,704
9/30/2024	$15,383	$11,660	$15,941
10/31/2024	$15,045	$11,370	$15,574
11/30/2024	$15,454	$11,491	$15,931
12/31/2024	$15,106	$11,303	$15,616
1/31/2025	$15,405	$11,362	$15,863
2/28/2025	$15,547	$11,612	$16,050
3/31/2025	$15,253	$11,617	$15,803
4/30/2025	$15,296	$11,663	$15,893
5/31/2025	$15,625	$11,579	$16,148
6/30/2025	$16,060	$11,757	$16,554
7/31/2025	$16,132	$11,726	$16,600
8/31/2025	$16,391	$11,866	$16,880
9/30/2025	$16,698	$11,996	$17,190
10/31/2025	$16,857	$12,071	$17,380

Average Annual Return [Table Text Block]
I3BU8	1 Year	5 Years	10 Years
Class I	12.04%	5.40%	5.36%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	11.60%	5.23%	5.68%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 704,582,921
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 22,248
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$704,582,921
Number of Portfolio Holdings	39
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$22,248

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.1%
U.S. Equity Funds	27.6
International Equity Funds	10.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
U.S. Mixed Allocation Funds	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.1%
Transamerica US Growth, Class I2	11.9
Transamerica Bond, Class I2	10.6
Transamerica Large Cap Value, Class I2	10.4
Transamerica Bond, Class R6	4.0
Transamerica International Equity, Class I2	3.8
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Stock, Class I2	3.2
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000035460
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Conservative Portfolio
Class Name			Class R
Trading Symbol			ICVRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$76	0.72%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 76
Expense Ratio, Percent	[4]		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 11.43%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark, returned 11.60% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks current income and preservation of capital through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R shares of the Fund posted positive returns and underperformed the Fund’s blended benchmark, which consists of 65% of the Bloomberg US Aggregate Bond Index and 35% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund also outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, due to relative performance of equities compared to fixed income.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,991	$9,974	$9,975
12/31/2015	$9,866	$9,941	$9,901
1/31/2016	$9,674	$10,078	$9,795
2/29/2016	$9,674	$10,150	$9,820
3/31/2016	$9,988	$10,243	$10,110
4/30/2016	$10,079	$10,282	$10,175
5/31/2016	$10,125	$10,285	$10,214
6/30/2016	$10,178	$10,469	$10,306
7/31/2016	$10,389	$10,536	$10,496
8/31/2016	$10,425	$10,524	$10,493
9/30/2016	$10,454	$10,517	$10,503
10/31/2016	$10,344	$10,437	$10,381
11/30/2016	$10,271	$10,190	$10,297
12/31/2016	$10,362	$10,205	$10,393
1/31/2017	$10,486	$10,225	$10,486
2/28/2017	$10,638	$10,293	$10,651
3/31/2017	$10,681	$10,288	$10,681
4/30/2017	$10,786	$10,367	$10,790
5/31/2017	$10,881	$10,447	$10,923
6/30/2017	$10,904	$10,437	$10,931
7/31/2017	$11,028	$10,481	$11,049
8/31/2017	$11,085	$10,575	$11,122
10/31/2017	$11,208	$10,531	$11,259
11/30/2017	$11,255	$10,518	$11,348
12/31/2017	$11,353	$10,566	$11,432
1/31/2018	$11,534	$10,444	$11,568
2/28/2018	$11,302	$10,345	$11,338
3/31/2018	$11,275	$10,412	$11,294
4/30/2018	$11,255	$10,334	$11,277
5/31/2018	$11,265	$10,408	$11,373
6/30/2018	$11,231	$10,395	$11,368
7/31/2018	$11,332	$10,398	$11,504
8/31/2018	$11,373	$10,464	$11,623
9/30/2018	$11,338	$10,397	$11,602
10/31/2018	$10,972	$10,315	$11,252
11/30/2018	$10,992	$10,377	$11,352
12/31/2018	$10,807	$10,567	$11,176
1/31/2019	$11,176	$10,679	$11,551
2/28/2019	$11,263	$10,673	$11,669
3/31/2019	$11,408	$10,878	$11,880
4/30/2019	$11,527	$10,881	$12,036
5/31/2019	$11,375	$11,074	$11,928
6/30/2019	$11,685	$11,213	$12,307
7/31/2019	$11,695	$11,238	$12,353
8/31/2019	$11,739	$11,529	$12,480
9/30/2019	$11,771	$11,468	$12,532
10/31/2019	$11,880	$11,502	$12,669
11/30/2019	$11,956	$11,496	$12,795
12/31/2019	$12,100	$11,488	$12,927
1/31/2020	$12,156	$11,709	$13,061
2/29/2020	$11,954	$11,920	$12,827
3/31/2020	$11,013	$11,850	$12,212
4/30/2020	$11,633	$12,061	$12,824
5/31/2020	$12,005	$12,117	$13,072
6/30/2020	$12,276	$12,193	$13,236
7/31/2020	$12,637	$12,375	$13,582
8/31/2020	$12,851	$12,275	$13,828
9/30/2020	$12,727	$12,269	$13,656
10/31/2020	$12,580	$12,214	$13,470
11/30/2020	$13,381	$12,334	$14,159
12/31/2020	$13,655	$12,351	$14,381
1/31/2021	$13,620	$12,262	$14,264
2/28/2021	$13,643	$12,085	$14,258
3/31/2021	$13,672	$11,934	$14,309
4/30/2021	$13,965	$12,028	$14,615
5/31/2021	$14,058	$12,068	$14,720
6/30/2021	$14,226	$12,152	$14,864
7/31/2021	$14,319	$12,288	$15,065
8/31/2021	$14,425	$12,265	$15,178
9/30/2021	$14,123	$12,159	$14,872
10/31/2021	$14,405	$12,155	$15,164
11/30/2021	$14,217	$12,191	$15,077
12/31/2021	$14,357	$12,160	$15,277
1/31/2022	$13,854	$11,898	$14,781
2/28/2022	$13,590	$11,765	$14,542
3/31/2022	$13,450	$11,439	$14,420
4/30/2022	$12,758	$11,005	$13,645
5/31/2022	$12,821	$11,075	$13,705
6/30/2022	$12,226	$10,902	$13,150
7/31/2022	$12,680	$11,168	$13,724
8/31/2022	$12,314	$10,853	$13,272
9/30/2022	$11,614	$10,384	$12,467
10/31/2022	$11,817	$10,249	$12,675
11/30/2022	$12,335	$10,626	$13,287
12/31/2022	$12,141	$10,578	$13,050
1/31/2023	$12,651	$10,904	$13,635
2/28/2023	$12,345	$10,622	$13,291
3/31/2023	$12,594	$10,891	$13,654
4/30/2023	$12,696	$10,957	$13,791
5/31/2023	$12,542	$10,838	$13,646
6/30/2023	$12,770	$10,799	$13,903
7/31/2023	$12,911	$10,792	$14,060
8/31/2023	$12,744	$10,723	$13,884
9/30/2023	$12,343	$10,451	$13,445
10/31/2023	$12,098	$10,286	$13,171
11/30/2023	$12,794	$10,751	$13,991
12/31/2023	$13,356	$11,163	$14,579
1/31/2024	$13,382	$11,132	$14,614
2/29/2024	$13,525	$10,975	$14,697
3/31/2024	$13,819	$11,076	$14,950
4/30/2024	$13,374	$10,797	$14,511
5/31/2024	$13,688	$10,980	$14,897
6/30/2024	$13,854	$11,084	$15,095
7/31/2024	$14,117	$11,342	$15,417
8/31/2024	$14,407	$11,505	$15,704
9/30/2024	$14,590	$11,660	$15,941
10/31/2024	$14,273	$11,370	$15,574
11/30/2024	$14,643	$11,491	$15,931
12/31/2024	$14,313	$11,303	$15,616
1/31/2025	$14,580	$11,362	$15,863
2/28/2025	$14,714	$11,612	$16,050
3/31/2025	$14,435	$11,617	$15,803
4/30/2025	$14,462	$11,663	$15,893
5/31/2025	$14,757	$11,579	$16,148
6/30/2025	$15,176	$11,757	$16,554
7/31/2025	$15,230	$11,726	$16,600
8/31/2025	$15,472	$11,866	$16,880
9/30/2025	$15,741	$11,996	$17,190
10/31/2025	$15,904	$12,071	$17,380

Average Annual Return [Table Text Block]
I3BU5	1 Year	5 Years	10 Years
Class R	11.43%	4.80%	4.75%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	11.60%	5.23%	5.68%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 704,582,921
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 22,248
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$704,582,921
Number of Portfolio Holdings	39
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$22,248

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.1%
U.S. Equity Funds	27.6
International Equity Funds	10.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
U.S. Mixed Allocation Funds	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.1%
Transamerica US Growth, Class I2	11.9
Transamerica Bond, Class I2	10.6
Transamerica Large Cap Value, Class I2	10.4
Transamerica Bond, Class R6	4.0
Transamerica International Equity, Class I2	3.8
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Stock, Class I2	3.2
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000236143
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Conservative Portfolio
Class Name			Class R3
Trading Symbol			TAAJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$37	0.35%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 37
Expense Ratio, Percent	[5]		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R3 shares at NAV returned 11.90%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark, returned 11.60% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks current income and preservation of capital through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R3 shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 65% of the Bloomberg US Aggregate Bond Index and 35% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund also outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, due to relative performance of equities compared to fixed income.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$9,927	$9,722	$9,915
4/30/2022	$9,420	$9,353	$9,383
5/31/2022	$9,467	$9,414	$9,424
6/30/2022	$9,028	$9,266	$9,043
7/31/2022	$9,368	$9,492	$9,437
8/31/2022	$9,104	$9,224	$9,126
9/30/2022	$8,582	$8,826	$8,573
10/31/2022	$8,743	$8,711	$8,716
11/30/2022	$9,131	$9,032	$9,137
12/31/2022	$8,978	$8,991	$8,974
1/31/2023	$9,359	$9,267	$9,376
2/28/2023	$9,140	$9,028	$9,139
3/31/2023	$9,327	$9,257	$9,389
4/30/2023	$9,404	$9,313	$9,484
5/31/2023	$9,299	$9,212	$9,383
6/30/2023	$9,471	$9,179	$9,560
7/31/2023	$9,577	$9,173	$9,668
8/31/2023	$9,451	$9,114	$9,547
9/30/2023	$9,160	$8,882	$9,245
10/31/2023	$8,976	$8,742	$9,057
11/30/2023	$9,499	$9,138	$9,620
12/31/2023	$9,921	$9,488	$10,025
1/31/2024	$9,940	$9,462	$10,049
2/29/2024	$10,048	$9,328	$10,106
3/31/2024	$10,262	$9,414	$10,281
4/30/2024	$9,927	$9,177	$9,978
5/31/2024	$10,173	$9,332	$10,244
6/30/2024	$10,298	$9,420	$10,380
7/31/2024	$10,497	$9,640	$10,602
8/31/2024	$10,705	$9,779	$10,799
9/30/2024	$10,854	$9,910	$10,962
10/31/2024	$10,614	$9,664	$10,709
11/30/2024	$10,893	$9,766	$10,955
12/31/2024	$10,649	$9,607	$10,738
1/31/2025	$10,861	$9,657	$10,908
2/28/2025	$10,962	$9,870	$11,036
3/31/2025	$10,761	$9,874	$10,867
4/30/2025	$10,781	$9,912	$10,929
5/31/2025	$11,005	$9,842	$11,104
6/30/2025	$11,314	$9,993	$11,383
7/31/2025	$11,365	$9,966	$11,415
8/31/2025	$11,549	$10,086	$11,608
9/30/2025	$11,754	$10,196	$11,821
10/31/2025	$11,877	$10,259	$11,951

Average Annual Return [Table Text Block]
I3BUH	1 Year	Since Inception 3/1/22
Class R3	11.90%	4.80%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	0.70%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	11.60%	4.98%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 704,582,921
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 22,248
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$704,582,921
Number of Portfolio Holdings	39
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$22,248

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.1%
U.S. Equity Funds	27.6
International Equity Funds	10.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
U.S. Mixed Allocation Funds	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.1%
Transamerica US Growth, Class I2	11.9
Transamerica Bond, Class I2	10.6
Transamerica Large Cap Value, Class I2	10.4
Transamerica Bond, Class R6	4.0
Transamerica International Equity, Class I2	3.8
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Stock, Class I2	3.2
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021271
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Growth Portfolio
Class Name			Class A
Trading Symbol			IAAAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.48%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 53
Expense Ratio, Percent	[6]		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 21.58%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%.

  The Fund is a multi-asset fund-of-funds that seeks long-term capital appreciation through its strategic allocation to equities. During the fiscal year ended October 31, 2025, Class A shares of the Fund, at NAV, underperformed the Fund’s benchmark, the MSCI World Index.

  Asset allocation differences versus the benchmark, including small cap inclusion and off-benchmark exposure to energy infrastructure, drove slight underperformance, and security selection within underlying funds was overall positive.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund’s portfolio. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI World Index
10/31/2015	$9,448	$10,000
11/30/2015	$9,472	$9,950
12/31/2015	$9,294	$9,775
1/31/2016	$8,783	$9,191
2/29/2016	$8,763	$9,122
3/31/2016	$9,307	$9,741
4/30/2016	$9,387	$9,895
5/31/2016	$9,493	$9,951
6/30/2016	$9,446	$9,839
7/31/2016	$9,818	$10,255
8/31/2016	$9,891	$10,264
9/30/2016	$9,951	$10,318
10/31/2016	$9,758	$10,118
11/30/2016	$9,897	$10,264
12/31/2016	$10,064	$10,510
1/31/2017	$10,293	$10,763
2/28/2017	$10,566	$11,062
3/31/2017	$10,688	$11,180
4/30/2017	$10,853	$11,345
5/31/2017	$11,004	$11,585
6/30/2017	$11,083	$11,630
7/31/2017	$11,362	$11,908
8/31/2017	$11,348	$11,925
9/30/2017	$11,570	$12,192
10/31/2017	$11,728	$12,423
11/30/2017	$11,900	$12,692
12/31/2017	$12,092	$12,864
1/31/2018	$12,722	$13,543
2/28/2018	$12,188	$12,982
3/31/2018	$12,037	$12,699
4/30/2018	$12,116	$12,845
5/31/2018	$12,172	$12,925
6/30/2018	$12,100	$12,919
7/31/2018	$12,363	$13,323
8/31/2018	$12,475	$13,487
9/30/2018	$12,443	$13,563
10/31/2018	$11,455	$12,567
11/30/2018	$11,527	$12,709
12/31/2018	$10,707	$11,743
1/31/2019	$11,590	$12,657
2/28/2019	$11,837	$13,037
3/31/2019	$11,951	$13,209
4/30/2019	$12,312	$13,677
5/31/2019	$11,514	$12,888
6/30/2019	$12,208	$13,737
7/31/2019	$12,198	$13,805
8/31/2019	$11,856	$13,523
9/30/2019	$12,103	$13,810
10/31/2019	$12,360	$14,162
11/30/2019	$12,645	$14,556
12/31/2019	$13,041	$14,992
1/31/2020	$12,823	$14,901
2/29/2020	$11,922	$13,642
3/31/2020	$9,902	$11,836
4/30/2020	$11,104	$13,129
5/31/2020	$11,849	$13,764
6/30/2020	$12,326	$14,128
7/31/2020	$12,958	$14,803
8/31/2020	$13,569	$15,793
9/30/2020	$13,268	$15,248
10/31/2020	$12,978	$14,780
11/30/2020	$14,864	$16,670
12/31/2020	$15,500	$17,377
1/31/2021	$15,532	$17,204
2/28/2021	$15,963	$17,645
3/31/2021	$16,309	$18,232
4/30/2021	$16,988	$19,080
5/31/2021	$17,182	$19,355
6/30/2021	$17,517	$19,644
7/31/2021	$17,603	$19,995
8/31/2021	$17,948	$20,493
9/30/2021	$17,225	$19,642
10/31/2021	$18,185	$20,755
11/30/2021	$17,560	$20,300
12/31/2021	$18,001	$21,168
1/31/2022	$16,974	$20,048
2/28/2022	$16,484	$19,541
3/31/2022	$16,694	$20,077
4/30/2022	$15,351	$18,409
5/31/2022	$15,456	$18,423
6/30/2022	$14,055	$16,827
7/31/2022	$15,048	$18,163
8/31/2022	$14,464	$17,404
9/30/2022	$13,156	$15,786
10/31/2022	$14,114	$16,920
11/30/2022	$15,153	$18,096
12/31/2022	$14,517	$17,327
1/31/2023	$15,520	$18,554
2/28/2023	$15,101	$18,108
3/31/2023	$15,406	$18,667
4/30/2023	$15,596	$18,994
5/31/2023	$15,418	$18,805
6/30/2023	$16,332	$19,942
7/31/2023	$16,801	$20,612
8/31/2023	$16,383	$20,119
9/30/2023	$15,685	$19,252
10/31/2023	$15,241	$18,693
11/30/2023	$16,535	$20,445
12/31/2023	$17,426	$21,449
1/31/2024	$17,583	$21,707
2/29/2024	$18,535	$22,627
3/31/2024	$19,213	$23,354
4/30/2024	$18,456	$22,487
5/31/2024	$19,122	$23,491
6/30/2024	$19,370	$23,969
7/31/2024	$19,709	$24,391
8/31/2024	$20,204	$25,036
9/30/2024	$20,491	$25,494
10/31/2024	$20,113	$24,988
11/30/2024	$21,104	$26,135
12/31/2024	$20,463	$25,454
1/31/2025	$21,340	$26,352
2/28/2025	$21,066	$26,163
3/31/2025	$20,092	$24,998
4/30/2025	$20,175	$25,220
5/31/2025	$21,478	$26,713
6/30/2025	$22,492	$27,865
7/31/2025	$22,794	$28,224
8/31/2025	$23,329	$28,960
9/30/2025	$24,015	$29,891
10/31/2025	$24,454	$30,490

Average Annual Return [Table Text Block]
I3BZ1	1 Year	5 Years	10 Years
Class A with Load	14.88%	12.23%	9.35%
Class A	21.58%	13.51%	9.98%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,289,336,464
Holdings Count | Holding			28
Advisory Fees Paid, Amount			$ 718,027
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,289,336,464
Number of Portfolio Holdings	28
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$718,027

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	71.2%
International Equity Funds	26.7
U.S. Mixed Allocation Funds	1.4
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	32.0%
Transamerica Large Cap Value, Class I2	28.5
Transamerica International Equity, Class I2	11.2
Transamerica International Stock, Class I2	9.8
Transamerica International Focus, Class I2	2.9
Transamerica Sustainable Equity Income, Class I2	2.9
Transamerica Capital Growth, Class I2	2.1
Transamerica Emerging Markets Equity, Class I2	1.6
Transamerica Mid Cap Growth, Class I2	1.5
Transamerica Energy Infrastructure, Class I2	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021273
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Growth Portfolio
Class Name			Class C
Trading Symbol			IAALX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.30%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 143
Expense Ratio, Percent	[7]		1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 20.54%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%.

  The Fund is a multi-asset fund-of-funds that seeks long-term capital appreciation through its strategic allocation to equities. During the fiscal year ended October 31, 2025, Class C shares of the Fund, at NAV, underperformed the Fund’s benchmark, the MSCI World Index.

  Asset allocation differences versus the benchmark, including small cap inclusion and off-benchmark exposure to energy infrastructure, drove slight underperformance, and security selection within underlying funds was overall positive.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund’s portfolio. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI World Index
10/31/2015	$10,000	$10,000
11/30/2015	$10,020	$9,950
12/31/2015	$9,825	$9,775
1/31/2016	$9,279	$9,191
2/29/2016	$9,250	$9,122
3/31/2016	$9,818	$9,741
4/30/2016	$9,904	$9,895
5/31/2016	$10,004	$9,951
6/30/2016	$9,947	$9,839
7/31/2016	$10,335	$10,255
8/31/2016	$10,407	$10,264
9/30/2016	$10,464	$10,318
10/31/2016	$10,249	$10,118
11/30/2016	$10,393	$10,264
12/31/2016	$10,558	$10,510
1/31/2017	$10,798	$10,763
2/28/2017	$11,076	$11,062
3/31/2017	$11,192	$11,180
4/30/2017	$11,362	$11,345
5/31/2017	$11,509	$11,585
6/30/2017	$11,587	$11,630
7/31/2017	$11,873	$11,908
8/31/2017	$11,849	$11,925
10/31/2017	$12,228	$12,423
11/30/2017	$12,406	$12,692
12/31/2017	$12,601	$12,864
1/31/2018	$13,242	$13,543
2/28/2018	$12,678	$12,982
3/31/2018	$12,516	$12,699
4/30/2018	$12,593	$12,845
5/31/2018	$12,644	$12,925
6/30/2018	$12,558	$12,919
7/31/2018	$12,823	$13,323
8/31/2018	$12,926	$13,487
9/30/2018	$12,883	$13,563
10/31/2018	$11,858	$12,567
11/30/2018	$11,926	$12,709
12/31/2018	$11,066	$11,743
1/31/2019	$11,974	$12,657
2/28/2019	$12,216	$13,037
3/31/2019	$12,327	$13,209
4/30/2019	$12,690	$13,677
5/31/2019	$11,863	$12,888
6/30/2019	$12,569	$13,737
7/31/2019	$12,549	$13,805
8/31/2019	$12,196	$13,523
9/30/2019	$12,438	$13,810
10/31/2019	$12,700	$14,162
11/30/2019	$12,983	$14,556
12/31/2019	$13,378	$14,992
1/31/2020	$13,149	$14,901
2/29/2020	$12,221	$13,642
3/31/2020	$10,135	$11,836
4/30/2020	$11,358	$13,129
5/31/2020	$12,122	$13,764
6/30/2020	$12,592	$14,128
7/31/2020	$13,236	$14,803
8/31/2020	$13,848	$15,793
9/30/2020	$13,531	$15,248
10/31/2020	$13,225	$14,780
11/30/2020	$15,136	$16,670
12/31/2020	$15,772	$17,377
1/31/2021	$15,795	$17,204
2/28/2021	$16,236	$17,645
3/31/2021	$16,575	$18,232
4/30/2021	$17,242	$19,080
5/31/2021	$17,434	$19,355
6/30/2021	$17,751	$19,644
7/31/2021	$17,830	$19,995
8/31/2021	$18,169	$20,493
9/30/2021	$17,434	$19,642
10/31/2021	$18,395	$20,755
11/30/2021	$17,751	$20,300
12/31/2021	$18,185	$21,168
1/31/2022	$17,128	$20,048
2/28/2022	$16,618	$19,541
3/31/2022	$16,825	$20,077
4/30/2022	$15,464	$18,409
5/31/2022	$15,561	$18,423
6/30/2022	$14,140	$16,827
7/31/2022	$15,136	$18,163
8/31/2022	$14,529	$17,404
9/30/2022	$13,217	$15,786
10/31/2022	$14,164	$16,920
11/30/2022	$15,197	$18,096
12/31/2022	$14,560	$17,327
1/31/2023	$15,548	$18,554
2/28/2023	$15,113	$18,108
3/31/2023	$15,403	$18,667
4/30/2023	$15,587	$18,994
5/31/2023	$15,403	$18,805
6/30/2023	$16,299	$19,942
7/31/2023	$16,760	$20,612
8/31/2023	$16,325	$20,119
9/30/2023	$15,627	$19,252
10/31/2023	$15,166	$18,693
11/30/2023	$16,444	$20,445
12/31/2023	$17,316	$21,449
1/31/2024	$17,463	$21,707
2/29/2024	$18,390	$22,627
3/31/2024	$19,062	$23,354
4/30/2024	$18,296	$22,487
5/31/2024	$18,941	$23,491
6/30/2024	$19,169	$23,969
7/31/2024	$19,492	$24,391
8/31/2024	$19,975	$25,036
9/30/2024	$20,244	$25,494
10/31/2024	$19,855	$24,988
11/30/2024	$20,808	$26,135
12/31/2024	$20,171	$25,454
1/31/2025	$21,027	$26,352
2/28/2025	$20,746	$26,163
3/31/2025	$19,764	$24,998
4/30/2025	$19,834	$25,220
5/31/2025	$21,097	$26,713
6/30/2025	$22,080	$27,865
7/31/2025	$22,360	$28,224
8/31/2025	$22,866	$28,960
9/30/2025	$23,526	$29,891
10/31/2025	$23,933	$30,490

Average Annual Return [Table Text Block]
I3BZ3	1 Year	5 Years	10 Years
Class C with Load	19.54%	12.59%	9.12%
Class C	20.54%	12.59%	9.12%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,289,336,464
Holdings Count | Holding			28
Advisory Fees Paid, Amount			$ 718,027
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,289,336,464
Number of Portfolio Holdings	28
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$718,027

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	71.2%
International Equity Funds	26.7
U.S. Mixed Allocation Funds	1.4
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	32.0%
Transamerica Large Cap Value, Class I2	28.5
Transamerica International Equity, Class I2	11.2
Transamerica International Stock, Class I2	9.8
Transamerica International Focus, Class I2	2.9
Transamerica Sustainable Equity Income, Class I2	2.9
Transamerica Capital Growth, Class I2	2.1
Transamerica Emerging Markets Equity, Class I2	1.6
Transamerica Mid Cap Growth, Class I2	1.5
Transamerica Energy Infrastructure, Class I2	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081835
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Growth Portfolio
Class Name			Class I
Trading Symbol			TAGIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.15%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent	[8]		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 21.89%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%.

  The Fund is a multi-asset fund-of-funds that seeks long-term capital appreciation through its strategic allocation to equities. During the fiscal year ended October 31, 2025, Class I shares of the Fund underperformed the Fund’s benchmark, the MSCI World Index.

  Asset allocation differences versus the benchmark, including small cap inclusion and off-benchmark exposure to energy infrastructure, drove slight underperformance, and security selection within underlying funds was overall positive.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund’s portfolio. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI World Index
10/31/2015	$10,000	$10,000
11/30/2015	$10,026	$9,950
12/31/2015	$9,839	$9,775
1/31/2016	$9,298	$9,191
2/29/2016	$9,276	$9,122
3/31/2016	$9,860	$9,741
4/30/2016	$9,945	$9,895
5/31/2016	$10,057	$9,951
6/30/2016	$10,015	$9,839
7/31/2016	$10,409	$10,255
8/31/2016	$10,493	$10,264
9/30/2016	$10,556	$10,318
10/31/2016	$10,352	$10,118
11/30/2016	$10,507	$10,264
12/31/2016	$10,677	$10,510
1/31/2017	$10,928	$10,763
2/28/2017	$11,218	$11,062
3/31/2017	$11,348	$11,180
4/30/2017	$11,531	$11,345
5/31/2017	$11,691	$11,585
6/30/2017	$11,782	$11,630
7/31/2017	$12,080	$11,908
8/31/2017	$12,065	$11,925
10/31/2017	$12,476	$12,423
11/30/2017	$12,659	$12,692
12/31/2017	$12,867	$12,864
1/31/2018	$13,538	$13,543
2/28/2018	$12,969	$12,982
3/31/2018	$12,816	$12,699
4/30/2018	$12,901	$12,845
5/31/2018	$12,969	$12,925
6/30/2018	$12,892	$12,919
7/31/2018	$13,181	$13,323
8/31/2018	$13,291	$13,487
9/30/2018	$13,266	$13,563
10/31/2018	$12,213	$12,567
11/30/2018	$12,298	$12,709
12/31/2018	$11,416	$11,743
1/31/2019	$12,370	$12,657
2/28/2019	$12,634	$13,037
3/31/2019	$12,756	$13,209
4/30/2019	$13,142	$13,677
5/31/2019	$12,299	$12,888
6/30/2019	$13,041	$13,737
7/31/2019	$13,030	$13,805
8/31/2019	$12,675	$13,523
9/30/2019	$12,939	$13,810
10/31/2019	$13,213	$14,162
11/30/2019	$13,518	$14,556
12/31/2019	$13,960	$14,992
1/31/2020	$13,726	$14,901
2/29/2020	$12,760	$13,642
3/31/2020	$10,595	$11,836
4/30/2020	$11,883	$13,129
5/31/2020	$12,694	$13,764
6/30/2020	$13,204	$14,128
7/31/2020	$13,882	$14,803
8/31/2020	$14,537	$15,793
9/30/2020	$14,226	$15,248
10/31/2020	$13,915	$14,780
11/30/2020	$15,936	$16,670
12/31/2020	$16,623	$17,377
1/31/2021	$16,669	$17,204
2/28/2021	$17,144	$17,645
3/31/2021	$17,515	$18,232
4/30/2021	$18,246	$19,080
5/31/2021	$18,466	$19,355
6/30/2021	$18,814	$19,644
7/31/2021	$18,918	$19,995
8/31/2021	$19,300	$20,493
9/30/2021	$18,524	$19,642
10/31/2021	$19,567	$20,755
11/30/2021	$18,895	$20,300
12/31/2021	$19,382	$21,168
1/31/2022	$18,275	$20,048
2/28/2022	$17,747	$19,541
3/31/2022	$17,986	$20,077
4/30/2022	$16,577	$18,409
5/31/2022	$16,690	$18,423
6/30/2022	$15,181	$16,827
7/31/2022	$16,262	$18,163
8/31/2022	$15,634	$17,404
9/30/2022	$14,225	$15,786
10/31/2022	$15,261	$16,920
11/30/2022	$16,395	$18,096
12/31/2022	$15,714	$17,327
1/31/2023	$16,799	$18,554
2/28/2023	$16,346	$18,108
3/31/2023	$16,675	$18,667
4/30/2023	$16,881	$18,994
5/31/2023	$16,703	$18,805
6/30/2023	$17,692	$19,942
7/31/2023	$18,214	$20,612
8/31/2023	$17,761	$20,119
9/30/2023	$17,019	$19,252
10/31/2023	$16,538	$18,693
11/30/2023	$17,939	$20,445
12/31/2023	$18,921	$21,449
1/31/2024	$19,091	$21,707
2/29/2024	$20,124	$22,627
3/31/2024	$20,874	$23,354
4/30/2024	$20,053	$22,487
5/31/2024	$20,789	$23,491
6/30/2024	$21,058	$23,969
7/31/2024	$21,440	$24,391
8/31/2024	$21,992	$25,036
9/30/2024	$22,304	$25,494
10/31/2024	$21,907	$24,988
11/30/2024	$22,983	$26,135
12/31/2024	$22,302	$25,454
1/31/2025	$23,257	$26,352
2/28/2025	$22,959	$26,163
3/31/2025	$21,899	$24,998
4/30/2025	$21,989	$25,220
5/31/2025	$23,421	$26,713
6/30/2025	$24,540	$27,865
7/31/2025	$24,883	$28,224
8/31/2025	$25,465	$28,960
9/30/2025	$26,226	$29,891
10/31/2025	$26,703	$30,490

Average Annual Return [Table Text Block]
I3BZ8	1 Year	5 Years	10 Years
Class I	21.89%	13.92%	10.32%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,289,336,464
Holdings Count | Holding			28
Advisory Fees Paid, Amount			$ 718,027
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,289,336,464
Number of Portfolio Holdings	28
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$718,027

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	71.2%
International Equity Funds	26.7
U.S. Mixed Allocation Funds	1.4
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	32.0%
Transamerica Large Cap Value, Class I2	28.5
Transamerica International Equity, Class I2	11.2
Transamerica International Stock, Class I2	9.8
Transamerica International Focus, Class I2	2.9
Transamerica Sustainable Equity Income, Class I2	2.9
Transamerica Capital Growth, Class I2	2.1
Transamerica Emerging Markets Equity, Class I2	1.6
Transamerica Mid Cap Growth, Class I2	1.5
Transamerica Energy Infrastructure, Class I2	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000035461
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Growth Portfolio
Class Name			Class R
Trading Symbol			IGWRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$81	0.73%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 81
Expense Ratio, Percent	[9]		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 21.20%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%.

  The Fund is a multi-asset fund-of-funds that seeks long-term capital appreciation through its strategic allocation to equities. During the fiscal year ended October 31, 2025, Class R shares of the Fund underperformed the Fund’s benchmark, the MSCI World Index.

  Asset allocation differences versus the benchmark, including small cap inclusion and off-benchmark exposure to energy infrastructure, drove slight underperformance, and security selection within underlying funds was overall positive.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund’s portfolio. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	MSCI World Index
10/31/2015	$10,000	$10,000
11/30/2015	$10,026	$9,950
12/31/2015	$9,831	$9,775
1/31/2016	$9,294	$9,191
2/29/2016	$9,266	$9,122
3/31/2016	$9,838	$9,741
4/30/2016	$9,923	$9,895
5/31/2016	$10,029	$9,951
6/30/2016	$9,979	$9,839
7/31/2016	$10,368	$10,255
8/31/2016	$10,445	$10,264
9/30/2016	$10,502	$10,318
10/31/2016	$10,290	$10,118
11/30/2016	$10,438	$10,264
12/31/2016	$10,612	$10,510
1/31/2017	$10,856	$10,763
2/28/2017	$11,138	$11,062
3/31/2017	$11,260	$11,180
4/30/2017	$11,435	$11,345
5/31/2017	$11,588	$11,585
6/30/2017	$11,671	$11,630
7/31/2017	$11,961	$11,908
8/31/2017	$11,946	$11,925
10/31/2017	$12,342	$12,423
11/30/2017	$12,517	$12,692
12/31/2017	$12,721	$12,864
1/31/2018	$13,372	$13,543
2/28/2018	$12,814	$12,982
3/31/2018	$12,654	$12,699
4/30/2018	$12,730	$12,845
5/31/2018	$12,789	$12,925
6/30/2018	$12,713	$12,919
7/31/2018	$12,983	$13,323
8/31/2018	$13,093	$13,487
9/30/2018	$13,059	$13,563
10/31/2018	$12,012	$12,567
11/30/2018	$12,096	$12,709
12/31/2018	$11,221	$11,743
1/31/2019	$12,154	$12,657
2/28/2019	$12,405	$13,037
3/31/2019	$12,526	$13,209
4/30/2019	$12,897	$13,677
5/31/2019	$12,054	$12,888
6/30/2019	$12,787	$13,737
7/31/2019	$12,767	$13,805
8/31/2019	$12,415	$13,523
9/30/2019	$12,666	$13,810
10/31/2019	$12,937	$14,162
11/30/2019	$13,228	$14,556
12/31/2019	$13,646	$14,992
1/31/2020	$13,406	$14,901
2/29/2020	$12,467	$13,642
3/31/2020	$10,349	$11,836
4/30/2020	$11,604	$13,129
5/31/2020	$12,390	$13,764
6/30/2020	$12,882	$14,128
7/31/2020	$13,537	$14,803
8/31/2020	$14,170	$15,793
9/30/2020	$13,864	$15,248
10/31/2020	$13,548	$14,780
11/30/2020	$15,513	$16,670
12/31/2020	$16,177	$17,377
1/31/2021	$16,199	$17,204
2/28/2021	$16,653	$17,645
3/31/2021	$17,016	$18,232
4/30/2021	$17,708	$19,080
5/31/2021	$17,912	$19,355
6/30/2021	$18,253	$19,644
7/31/2021	$18,343	$19,995
8/31/2021	$18,695	$20,493
9/30/2021	$17,946	$19,642
10/31/2021	$18,945	$20,755
11/30/2021	$18,287	$20,300
12/31/2021	$18,736	$21,168
1/31/2022	$17,670	$20,048
2/28/2022	$17,155	$19,541
3/31/2022	$17,376	$20,077
4/30/2022	$15,967	$18,409
5/31/2022	$16,077	$18,423
6/30/2022	$14,619	$16,827
7/31/2022	$15,648	$18,163
8/31/2022	$15,035	$17,404
9/30/2022	$13,675	$15,786
10/31/2022	$14,655	$16,920
11/30/2022	$15,734	$18,096
12/31/2022	$15,076	$17,327
1/31/2023	$16,111	$18,554
2/28/2023	$15,673	$18,108
3/31/2023	$15,979	$18,667
4/30/2023	$16,178	$18,994
5/31/2023	$15,992	$18,805
6/30/2023	$16,934	$19,942
7/31/2023	$17,425	$20,612
8/31/2023	$16,974	$20,119
9/30/2023	$16,257	$19,252
10/31/2023	$15,793	$18,693
11/30/2023	$17,133	$20,445
12/31/2023	$18,047	$21,449
1/31/2024	$18,210	$21,707
2/29/2024	$19,189	$22,627
3/31/2024	$19,910	$23,354
4/30/2024	$19,121	$22,487
5/31/2024	$19,801	$23,491
6/30/2024	$20,060	$23,969
7/31/2024	$20,413	$24,391
8/31/2024	$20,917	$25,036
9/30/2024	$21,202	$25,494
10/31/2024	$20,821	$24,988
11/30/2024	$21,828	$26,135
12/31/2024	$21,167	$25,454
1/31/2025	$22,067	$26,352
2/28/2025	$21,781	$26,163
3/31/2025	$20,768	$24,998
4/30/2025	$20,839	$25,220
5/31/2025	$22,195	$26,713
6/30/2025	$23,237	$27,865
7/31/2025	$23,537	$28,224
8/31/2025	$24,079	$28,960
9/30/2025	$24,793	$29,891
10/31/2025	$25,235	$30,490

Average Annual Return [Table Text Block]
I3BZ5	1 Year	5 Years	10 Years
Class R	21.20%	13.25%	9.70%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,289,336,464
Holdings Count | Holding			28
Advisory Fees Paid, Amount			$ 718,027
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,289,336,464
Number of Portfolio Holdings	28
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$718,027

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	71.2%
International Equity Funds	26.7
U.S. Mixed Allocation Funds	1.4
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	32.0%
Transamerica Large Cap Value, Class I2	28.5
Transamerica International Equity, Class I2	11.2
Transamerica International Stock, Class I2	9.8
Transamerica International Focus, Class I2	2.9
Transamerica Sustainable Equity Income, Class I2	2.9
Transamerica Capital Growth, Class I2	2.1
Transamerica Emerging Markets Equity, Class I2	1.6
Transamerica Mid Cap Growth, Class I2	1.5
Transamerica Energy Infrastructure, Class I2	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000236144
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Growth Portfolio
Class Name			Class R3
Trading Symbol			TAAKX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$32	0.29%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 32
Expense Ratio, Percent	[10]		0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R3 shares at NAV returned 21.76%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%.

  The Fund is a multi-asset fund-of-funds that seeks long-term capital appreciation through its strategic allocation to equities. During the fiscal year ended October 31, 2025, Class R3 shares of the Fund underperformed the Fund’s benchmark, the MSCI World Index.

  Asset allocation differences versus the benchmark, including small cap inclusion and off-benchmark exposure to energy infrastructure, drove slight underperformance, and security selection within underlying funds was overall positive.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund’s portfolio. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI World Index
3/1/2022	$10,000	$10,000
3/31/2022	$10,317	$10,274
4/30/2022	$9,488	$9,421
5/31/2022	$9,553	$9,428
6/30/2022	$8,687	$8,611
7/31/2022	$9,307	$9,295
8/31/2022	$8,939	$8,906
9/30/2022	$8,139	$8,079
10/31/2022	$8,730	$8,659
11/30/2022	$9,372	$9,261
12/31/2022	$8,985	$8,867
1/31/2023	$9,606	$9,495
2/28/2023	$9,339	$9,267
3/31/2023	$9,528	$9,553
4/30/2023	$9,646	$9,720
5/31/2023	$9,543	$9,623
6/30/2023	$10,109	$10,205
7/31/2023	$10,400	$10,548
8/31/2023	$10,141	$10,296
9/30/2023	$9,716	$9,852
10/31/2023	$9,433	$9,566
11/30/2023	$10,243	$10,463
12/31/2023	$10,789	$10,977
1/31/2024	$10,895	$11,108
2/29/2024	$11,477	$11,579
3/31/2024	$11,906	$11,952
4/30/2024	$11,437	$11,508
5/31/2024	$11,850	$12,021
6/30/2024	$12,003	$12,266
7/31/2024	$12,222	$12,482
8/31/2024	$12,530	$12,812
9/30/2024	$12,708	$13,047
10/31/2024	$12,473	$12,788
11/30/2024	$13,088	$13,375
12/31/2024	$12,693	$13,026
1/31/2025	$13,240	$13,486
2/28/2025	$13,077	$13,389
3/31/2025	$12,471	$12,793
4/30/2025	$12,514	$12,906
5/31/2025	$13,325	$13,670
6/30/2025	$13,966	$14,260
7/31/2025	$14,154	$14,444
8/31/2025	$14,487	$14,821
9/30/2025	$14,922	$15,297
10/31/2025	$15,187	$15,603

Average Annual Return [Table Text Block]
I3BZH	1 Year	Since Inception 3/1/22
Class R3	21.76%	12.06%
MSCI World IndexFootnote Reference(a)	22.02%	12.88%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Nov. 01, 2024
AssetsNet			$ 1,289,336,464
Holdings Count | Holding			28
Advisory Fees Paid, Amount			$ 718,027
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,289,336,464
Number of Portfolio Holdings	28
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$718,027

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	71.2%
International Equity Funds	26.7
U.S. Mixed Allocation Funds	1.4
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	32.0%
Transamerica Large Cap Value, Class I2	28.5
Transamerica International Equity, Class I2	11.2
Transamerica International Stock, Class I2	9.8
Transamerica International Focus, Class I2	2.9
Transamerica Sustainable Equity Income, Class I2	2.9
Transamerica Capital Growth, Class I2	2.1
Transamerica Emerging Markets Equity, Class I2	1.6
Transamerica Mid Cap Growth, Class I2	1.5
Transamerica Energy Infrastructure, Class I2	1.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

  Effective June 20, 2025, the Fund’s Annual Fund Operating Expenses were restated to reflect a reduction in the contractual expense limit for Class R3 shares from 0.35% to 0.24%, and the term of the reduced expense limit was extended through March 1, 2027.

Material Fund Change Expenses [Text Block]

  Effective June 20, 2025, the Fund’s Annual Fund Operating Expenses were restated to reflect a reduction in the contractual expense limit for Class R3 shares from 0.35% to 0.24%, and the term of the reduced expense limit was extended through March 1, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021274
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name			Class A
Trading Symbol			IMLAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.47%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[11]		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 17.81%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, returned 17.16% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation with current income as a secondary objective through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class A shares of the Fund posted positive returns and, at NAV, outperformed the Fund’s blended benchmark, which consists of 70% of the MSCI World Index and 30% of the Bloomberg US Aggregate Bond Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2015	$9,450	$10,000	$10,000
11/30/2015	$9,457	$9,950	$9,974
12/31/2015	$9,306	$9,775	$9,860
1/31/2016	$8,911	$9,191	$9,511
2/29/2016	$8,896	$9,122	$9,489
3/31/2016	$9,357	$9,741	$9,962
4/30/2016	$9,445	$9,895	$10,055
5/31/2016	$9,526	$9,951	$10,128
6/30/2016	$9,518	$9,839	$10,125
7/31/2016	$9,819	$10,255	$10,435
8/31/2016	$9,877	$10,264	$10,440
9/30/2016	$9,921	$10,318	$10,467
10/31/2016	$9,767	$10,118	$10,305
11/30/2016	$9,826	$10,264	$10,376
12/31/2016	$9,956	$10,510	$10,556
1/31/2017	$10,144	$10,763	$10,725
2/28/2017	$10,371	$11,062	$10,988
3/31/2017	$10,457	$11,180	$11,058
4/30/2017	$10,590	$11,345	$11,200
5/31/2017	$10,723	$11,585	$11,393
6/30/2017	$10,778	$11,630	$11,421
7/31/2017	$10,998	$11,908	$11,620
8/31/2017	$11,005	$11,925	$11,668
9/30/2017	$11,154	$12,192	$11,831
10/31/2017	$11,264	$12,423	$12,007
11/30/2017	$11,389	$12,692	$12,209
12/31/2017	$11,536	$12,864	$12,334
1/31/2018	$11,967	$13,543	$12,768
2/28/2018	$11,571	$12,982	$12,380
3/31/2018	$11,485	$12,699	$12,205
4/30/2018	$11,519	$12,845	$12,262
5/31/2018	$11,553	$12,925	$12,379
6/30/2018	$11,493	$12,919	$12,381
7/31/2018	$11,691	$13,323	$12,672
8/31/2018	$11,760	$13,487	$12,847
9/30/2018	$11,734	$13,563	$12,883
10/31/2018	$11,037	$12,567	$12,206
11/30/2018	$11,088	$12,709	$12,347
12/31/2018	$10,551	$11,743	$11,743
1/31/2019	$11,216	$12,657	$12,404
2/28/2019	$11,385	$13,037	$12,664
3/31/2019	$11,514	$13,209	$12,877
4/30/2019	$11,762	$13,677	$13,212
5/31/2019	$11,266	$12,888	$12,742
6/30/2019	$11,782	$13,737	$13,389
7/31/2019	$11,782	$13,805	$13,457
8/31/2019	$11,613	$13,523	$13,385
9/30/2019	$11,762	$13,810	$13,568
10/31/2019	$11,960	$14,162	$13,827
11/30/2019	$12,149	$14,556	$14,104
12/31/2019	$12,435	$14,992	$14,406
1/31/2020	$12,339	$14,901	$14,424
2/29/2020	$11,763	$13,642	$13,646
3/31/2020	$10,240	$11,836	$12,417
4/30/2020	$11,188	$13,129	$13,433
5/31/2020	$11,774	$13,764	$13,890
6/30/2020	$12,158	$14,128	$14,152
7/31/2020	$12,658	$14,803	$14,677
8/31/2020	$13,095	$15,793	$15,325
9/30/2020	$12,872	$15,248	$14,952
10/31/2020	$12,648	$14,780	$14,611
11/30/2020	$14,065	$16,670	$15,962
12/31/2020	$14,536	$17,377	$16,442
1/31/2021	$14,548	$17,204	$16,292
2/28/2021	$14,803	$17,645	$16,514
3/31/2021	$14,991	$18,232	$16,837
4/30/2021	$15,479	$19,080	$17,425
5/31/2021	$15,634	$19,355	$17,618
6/30/2021	$15,889	$19,644	$17,839
7/31/2021	$15,978	$19,995	$18,122
8/31/2021	$16,211	$20,493	$18,428
9/30/2021	$15,701	$19,642	$17,844
10/31/2021	$16,322	$20,755	$18,550
11/30/2021	$15,889	$20,300	$18,282
12/31/2021	$16,189	$21,168	$18,815
1/31/2022	$15,420	$20,048	$17,997
2/28/2022	$15,047	$19,541	$17,618
3/31/2022	$15,095	$20,077	$17,809
4/30/2022	$14,085	$18,409	$16,571
5/31/2022	$14,146	$18,423	$16,612
6/30/2022	$13,148	$16,827	$15,526
7/31/2022	$13,857	$18,163	$16,503
8/31/2022	$13,400	$17,404	$15,880
9/30/2022	$12,427	$15,786	$14,641
10/31/2022	$13,028	$16,920	$15,320
11/30/2022	$13,797	$18,096	$16,235
12/31/2022	$13,373	$17,327	$15,730
1/31/2023	$14,133	$18,554	$16,655
2/28/2023	$13,772	$18,108	$16,245
3/31/2023	$14,046	$18,667	$16,720
4/30/2023	$14,183	$18,994	$16,956
5/31/2023	$14,033	$18,805	$16,782
6/30/2023	$14,606	$19,942	$17,475
7/31/2023	$14,917	$20,612	$17,882
8/31/2023	$14,618	$20,119	$17,549
9/30/2023	$14,071	$19,252	$16,885
10/31/2023	$13,722	$18,693	$16,462
11/30/2023	$14,743	$20,445	$17,766
12/31/2023	$15,473	$21,449	$18,581
1/31/2024	$15,576	$21,707	$18,721
2/29/2024	$16,130	$22,627	$19,198
3/31/2024	$16,606	$23,354	$19,683
4/30/2024	$15,988	$22,487	$19,022
5/31/2024	$16,490	$23,491	$19,713
6/30/2024	$16,696	$23,969	$20,050
7/31/2024	$17,005	$24,391	$20,438
8/31/2024	$17,404	$25,036	$20,904
9/30/2024	$17,661	$25,494	$21,256
10/31/2024	$17,314	$24,988	$20,802
11/30/2024	$17,983	$26,135	$21,537
12/31/2024	$17,508	$25,454	$21,038
1/31/2025	$18,097	$26,352	$21,591
2/28/2025	$18,056	$26,163	$21,625
3/31/2025	$17,453	$24,998	$20,953
4/30/2025	$17,521	$25,220	$21,108
5/31/2025	$18,316	$26,713	$21,938
6/30/2025	$19,042	$27,865	$22,702
7/31/2025	$19,234	$28,224	$22,888
8/31/2025	$19,617	$28,960	$23,388
9/30/2025	$20,111	$29,891	$23,991
10/31/2025	$20,398	$30,490	$24,372

Average Annual Return [Table Text Block]
I3BY1	1 Year	5 Years	10 Years
Class A with Load	11.36%	8.79%	7.39%
Class A	17.81%	10.03%	8.00%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	17.16%	10.78%	9.32%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,693,981,839
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 1,161,394
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,693,981,839
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,161,394

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.8%
U.S. Fixed Income Funds	21.8
International Equity Funds	20.5
International Fixed Income Funds	2.5
Repurchase Agreements	1.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	23.3%
Transamerica Large Cap Value, Class I2	21.8
Transamerica Core Bond, Class I2	11.1
Transamerica International Stock, Class I2	7.1
Transamerica International Equity, Class I2	7.1
Transamerica Bond, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.8
Transamerica International Focus, Class I2	2.5
Transamerica Sustainable Equity Income, Class I2	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021276
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name			Class C
Trading Symbol			IMLLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.28%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 139
Expense Ratio, Percent	[12]		1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 16.91%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, returned 17.16% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation with current income as a secondary objective through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class C shares of the Fund posted positive returns and, at NAV, underperformed the Fund’s blended benchmark, which consists of 70% of the MSCI World Index and 30% of the Bloomberg US Aggregate Bond Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,000	$9,950	$9,974
12/31/2015	$9,834	$9,775	$9,860
1/31/2016	$9,415	$9,191	$9,511
2/29/2016	$9,392	$9,122	$9,489
3/31/2016	$9,872	$9,741	$9,962
4/30/2016	$9,958	$9,895	$10,055
5/31/2016	$10,035	$9,951	$10,128
6/30/2016	$10,020	$9,839	$10,125
7/31/2016	$10,337	$10,255	$10,435
8/31/2016	$10,392	$10,264	$10,440
9/30/2016	$10,430	$10,318	$10,467
10/31/2016	$10,260	$10,118	$10,305
11/30/2016	$10,314	$10,264	$10,376
12/31/2016	$10,446	$10,510	$10,556
1/31/2017	$10,643	$10,763	$10,725
2/28/2017	$10,865	$11,062	$10,988
3/31/2017	$10,956	$11,180	$11,058
4/30/2017	$11,087	$11,345	$11,200
5/31/2017	$11,211	$11,585	$11,393
6/30/2017	$11,268	$11,630	$11,421
7/31/2017	$11,482	$11,908	$11,620
8/31/2017	$11,490	$11,925	$11,668
10/31/2017	$11,745	$12,423	$12,007
11/30/2017	$11,869	$12,692	$12,209
12/31/2017	$12,016	$12,864	$12,334
1/31/2018	$12,455	$13,543	$12,768
2/28/2018	$12,042	$12,982	$12,380
3/31/2018	$11,935	$12,699	$12,205
4/30/2018	$11,962	$12,845	$12,262
5/31/2018	$11,989	$12,925	$12,379
6/30/2018	$11,926	$12,919	$12,381
7/31/2018	$12,123	$13,323	$12,672
8/31/2018	$12,186	$13,487	$12,847
9/30/2018	$12,150	$13,563	$12,883
10/31/2018	$11,414	$12,567	$12,206
11/30/2018	$11,468	$12,709	$12,347
12/31/2018	$10,911	$11,743	$11,743
1/31/2019	$11,581	$12,657	$12,404
2/28/2019	$11,754	$13,037	$12,664
3/31/2019	$11,876	$13,209	$12,877
4/30/2019	$12,119	$13,677	$13,212
5/31/2019	$11,602	$12,888	$12,742
6/30/2019	$12,130	$13,737	$13,389
7/31/2019	$12,119	$13,805	$13,457
8/31/2019	$11,947	$13,523	$13,385
9/30/2019	$12,089	$13,810	$13,568
10/31/2019	$12,282	$14,162	$13,827
11/30/2019	$12,464	$14,556	$14,104
12/31/2019	$12,762	$14,992	$14,406
1/31/2020	$12,655	$14,901	$14,424
2/29/2020	$12,051	$13,642	$13,646
3/31/2020	$10,488	$11,836	$12,417
4/30/2020	$11,437	$13,129	$13,433
5/31/2020	$12,029	$13,764	$13,890
6/30/2020	$12,417	$14,128	$14,152
7/31/2020	$12,924	$14,803	$14,677
8/31/2020	$13,355	$15,793	$15,325
9/30/2020	$13,118	$15,248	$14,952
10/31/2020	$12,892	$14,780	$14,611
11/30/2020	$14,325	$16,670	$15,962
12/31/2020	$14,805	$17,377	$16,442
1/31/2021	$14,794	$17,204	$16,292
2/28/2021	$15,049	$17,645	$16,514
3/31/2021	$15,227	$18,232	$16,837
4/30/2021	$15,716	$19,080	$17,425
5/31/2021	$15,861	$19,355	$17,618
6/30/2021	$16,105	$19,644	$17,839
7/31/2021	$16,183	$19,995	$18,122
8/31/2021	$16,405	$20,493	$18,428
9/30/2021	$15,883	$19,642	$17,844
10/31/2021	$16,505	$20,755	$18,550
11/30/2021	$16,061	$20,300	$18,282
12/31/2021	$16,345	$21,168	$18,815
1/31/2022	$15,559	$20,048	$17,997
2/28/2022	$15,178	$19,541	$17,618
3/31/2022	$15,202	$20,077	$17,809
4/30/2022	$14,190	$18,409	$16,571
5/31/2022	$14,238	$18,423	$16,612
6/30/2022	$13,226	$16,827	$15,526
7/31/2022	$13,940	$18,163	$16,503
8/31/2022	$13,476	$17,404	$15,880
9/30/2022	$12,488	$15,786	$14,641
10/31/2022	$13,071	$16,920	$15,320
11/30/2022	$13,833	$18,096	$16,235
12/31/2022	$13,404	$17,327	$15,730
1/31/2023	$14,161	$18,554	$16,655
2/28/2023	$13,783	$18,108	$16,245
3/31/2023	$14,051	$18,667	$16,720
4/30/2023	$14,174	$18,994	$16,956
5/31/2023	$14,027	$18,805	$16,782
6/30/2023	$14,589	$19,942	$17,475
7/31/2023	$14,882	$20,612	$17,882
8/31/2023	$14,576	$20,119	$17,549
9/30/2023	$14,015	$19,252	$16,885
10/31/2023	$13,661	$18,693	$16,462
11/30/2023	$14,662	$20,445	$17,766
12/31/2023	$15,386	$21,449	$18,581
1/31/2024	$15,474	$21,707	$18,721
2/29/2024	$16,011	$22,627	$19,198
3/31/2024	$16,473	$23,354	$19,683
4/30/2024	$15,861	$22,487	$19,022
5/31/2024	$16,336	$23,491	$19,713
6/30/2024	$16,535	$23,969	$20,050
7/31/2024	$16,823	$24,391	$20,438
8/31/2024	$17,210	$25,036	$20,904
9/30/2024	$17,447	$25,494	$21,256
10/31/2024	$17,097	$24,988	$20,802
11/30/2024	$17,747	$26,135	$21,537
12/31/2024	$17,266	$25,454	$21,038
1/31/2025	$17,832	$26,352	$21,591
2/28/2025	$17,779	$26,163	$21,625
3/31/2025	$17,174	$24,998	$20,953
4/30/2025	$17,240	$25,220	$21,108
5/31/2025	$18,003	$26,713	$21,938
6/30/2025	$18,700	$27,865	$22,702
7/31/2025	$18,871	$28,224	$22,888
8/31/2025	$19,239	$28,960	$23,388
9/30/2025	$19,712	$29,891	$23,991
10/31/2025	$19,988	$30,490	$24,372

Average Annual Return [Table Text Block]
I3BY3	1 Year	5 Years	10 Years
Class C with Load	15.91%	9.17%	7.17%
Class C	16.91%	9.17%	7.17%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	17.16%	10.78%	9.32%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,693,981,839
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 1,161,394
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,693,981,839
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,161,394

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.8%
U.S. Fixed Income Funds	21.8
International Equity Funds	20.5
International Fixed Income Funds	2.5
Repurchase Agreements	1.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	23.3%
Transamerica Large Cap Value, Class I2	21.8
Transamerica Core Bond, Class I2	11.1
Transamerica International Stock, Class I2	7.1
Transamerica International Equity, Class I2	7.1
Transamerica Bond, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.8
Transamerica International Focus, Class I2	2.5
Transamerica Sustainable Equity Income, Class I2	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081836
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name			Class I
Trading Symbol			TMGIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.15%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent	[13]		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 18.24%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, returned 17.16% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation with current income as a secondary objective through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class I shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 70% of the MSCI World Index and 30% of the Bloomberg US Aggregate Bond Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,007	$9,950	$9,974
12/31/2015	$9,850	$9,775	$9,860
1/31/2016	$9,439	$9,191	$9,511
2/29/2016	$9,423	$9,122	$9,489
3/31/2016	$9,912	$9,741	$9,962
4/30/2016	$10,006	$9,895	$10,055
5/31/2016	$10,091	$9,951	$10,128
6/30/2016	$10,083	$9,839	$10,125
7/31/2016	$10,410	$10,255	$10,435
8/31/2016	$10,472	$10,264	$10,440
9/30/2016	$10,526	$10,318	$10,467
10/31/2016	$10,363	$10,118	$10,305
11/30/2016	$10,425	$10,264	$10,376
12/31/2016	$10,565	$10,510	$10,556
1/31/2017	$10,773	$10,763	$10,725
2/28/2017	$11,006	$11,062	$10,988
3/31/2017	$11,106	$11,180	$11,058
4/30/2017	$11,248	$11,345	$11,200
5/31/2017	$11,390	$11,585	$11,393
6/30/2017	$11,448	$11,630	$11,421
7/31/2017	$11,681	$11,908	$11,620
8/31/2017	$11,706	$11,925	$11,668
10/31/2017	$11,981	$12,423	$12,007
11/30/2017	$12,115	$12,692	$12,209
12/31/2017	$12,276	$12,864	$12,334
1/31/2018	$12,735	$13,543	$12,768
2/28/2018	$12,322	$12,982	$12,380
3/31/2018	$12,221	$12,699	$12,205
4/30/2018	$12,267	$12,845	$12,262
5/31/2018	$12,303	$12,925	$12,379
6/30/2018	$12,239	$12,919	$12,381
7/31/2018	$12,450	$13,323	$12,672
8/31/2018	$12,533	$13,487	$12,847
9/30/2018	$12,506	$13,563	$12,883
10/31/2018	$11,761	$12,567	$12,206
11/30/2018	$11,826	$12,709	$12,347
12/31/2018	$11,260	$11,743	$11,743
1/31/2019	$11,960	$12,657	$12,404
2/28/2019	$12,151	$13,037	$12,664
3/31/2019	$12,289	$13,209	$12,877
4/30/2019	$12,554	$13,677	$13,212
5/31/2019	$12,024	$12,888	$12,742
6/30/2019	$12,586	$13,737	$13,389
7/31/2019	$12,586	$13,805	$13,457
8/31/2019	$12,406	$13,523	$13,385
9/30/2019	$12,565	$13,810	$13,568
10/31/2019	$12,777	$14,162	$13,827
11/30/2019	$12,979	$14,556	$14,104
12/31/2019	$13,296	$14,992	$14,406
1/31/2020	$13,193	$14,901	$14,424
2/29/2020	$12,588	$13,642	$13,646
3/31/2020	$10,954	$11,836	$12,417
4/30/2020	$11,971	$13,129	$13,433
5/31/2020	$12,599	$13,764	$13,890
6/30/2020	$13,010	$14,128	$14,152
7/31/2020	$13,558	$14,803	$14,677
8/31/2020	$14,027	$15,793	$15,325
9/30/2020	$13,787	$15,248	$14,952
10/31/2020	$13,558	$14,780	$14,611
11/30/2020	$15,078	$16,670	$15,962
12/31/2020	$15,594	$17,377	$16,442
1/31/2021	$15,606	$17,204	$16,292
2/28/2021	$15,880	$17,645	$16,514
3/31/2021	$16,082	$18,232	$16,837
4/30/2021	$16,606	$19,080	$17,425
5/31/2021	$16,785	$19,355	$17,618
6/30/2021	$17,059	$19,644	$17,839
7/31/2021	$17,166	$19,995	$18,122
8/31/2021	$17,417	$20,493	$18,428
9/30/2021	$16,869	$19,642	$17,844
10/31/2021	$17,548	$20,755	$18,550
11/30/2021	$17,083	$20,300	$18,282
12/31/2021	$17,409	$21,168	$18,815
1/31/2022	$16,594	$20,048	$17,997
2/28/2022	$16,193	$19,541	$17,618
3/31/2022	$16,244	$20,077	$17,809
4/30/2022	$15,196	$18,409	$16,571
5/31/2022	$15,261	$18,423	$16,612
6/30/2022	$14,199	$16,827	$15,526
7/31/2022	$14,963	$18,163	$16,503
8/31/2022	$14,471	$17,404	$15,880
9/30/2022	$13,423	$15,786	$14,641
10/31/2022	$14,076	$16,920	$15,320
11/30/2022	$14,906	$18,096	$16,235
12/31/2022	$14,459	$17,327	$15,730
1/31/2023	$15,281	$18,554	$16,655
2/28/2023	$14,890	$18,108	$16,245
3/31/2023	$15,187	$18,667	$16,720
4/30/2023	$15,348	$18,994	$16,956
5/31/2023	$15,200	$18,805	$16,782
6/30/2023	$15,820	$19,942	$17,475
7/31/2023	$16,157	$20,612	$17,882
8/31/2023	$15,833	$20,119	$17,549
9/30/2023	$15,254	$19,252	$16,885
10/31/2023	$14,877	$18,693	$16,462
11/30/2023	$15,982	$20,445	$17,766
12/31/2023	$16,783	$21,449	$18,581
1/31/2024	$16,895	$21,707	$18,721
2/29/2024	$17,495	$22,627	$19,198
3/31/2024	$18,026	$23,354	$19,683
4/30/2024	$17,369	$22,487	$19,022
5/31/2024	$17,900	$23,491	$19,713
6/30/2024	$18,137	$23,969	$20,050
7/31/2024	$18,472	$24,391	$20,438
8/31/2024	$18,919	$25,036	$20,904
9/30/2024	$19,199	$25,494	$21,256
10/31/2024	$18,822	$24,988	$20,802
11/30/2024	$19,562	$26,135	$21,537
12/31/2024	$19,053	$25,454	$21,038
1/31/2025	$19,693	$26,352	$21,591
2/28/2025	$19,648	$26,163	$21,625
3/31/2025	$19,008	$24,998	$20,953
4/30/2025	$19,082	$25,220	$21,108
5/31/2025	$19,961	$26,713	$21,938
6/30/2025	$20,751	$27,865	$22,702
7/31/2025	$20,959	$28,224	$22,888
8/31/2025	$21,391	$28,960	$23,388
9/30/2025	$21,928	$29,891	$23,991
10/31/2025	$22,255	$30,490	$24,372

Average Annual Return [Table Text Block]
I3BY8	1 Year	5 Years	10 Years
Class I	18.24%	10.42%	8.33%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	17.16%	10.78%	9.32%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,693,981,839
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 1,161,394
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,693,981,839
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,161,394

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.8%
U.S. Fixed Income Funds	21.8
International Equity Funds	20.5
International Fixed Income Funds	2.5
Repurchase Agreements	1.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	23.3%
Transamerica Large Cap Value, Class I2	21.8
Transamerica Core Bond, Class I2	11.1
Transamerica International Stock, Class I2	7.1
Transamerica International Equity, Class I2	7.1
Transamerica Bond, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.8
Transamerica International Focus, Class I2	2.5
Transamerica Sustainable Equity Income, Class I2	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000035462
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name			Class R
Trading Symbol			IMGRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$76	0.70%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 76
Expense Ratio, Percent	[14]		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 17.56%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, returned 17.16% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation with current income as a secondary objective through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 70% of the MSCI World Index and 30% of the Bloomberg US Aggregate Bond Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,007	$9,950	$9,974
12/31/2015	$9,843	$9,775	$9,860
1/31/2016	$9,431	$9,191	$9,511
2/29/2016	$9,408	$9,122	$9,489
3/31/2016	$9,898	$9,741	$9,962
4/30/2016	$9,983	$9,895	$10,055
5/31/2016	$10,069	$9,951	$10,128
6/30/2016	$10,053	$9,839	$10,125
7/31/2016	$10,372	$10,255	$10,435
8/31/2016	$10,434	$10,264	$10,440
9/30/2016	$10,473	$10,318	$10,467
10/31/2016	$10,310	$10,118	$10,305
11/30/2016	$10,364	$10,264	$10,376
12/31/2016	$10,508	$10,510	$10,556
1/31/2017	$10,698	$10,763	$10,725
2/28/2017	$10,939	$11,062	$10,988
3/31/2017	$11,022	$11,180	$11,058
4/30/2017	$11,163	$11,345	$11,200
5/31/2017	$11,295	$11,585	$11,393
6/30/2017	$11,354	$11,630	$11,421
7/31/2017	$11,577	$11,908	$11,620
8/31/2017	$11,594	$11,925	$11,668
10/31/2017	$11,859	$12,423	$12,007
11/30/2017	$11,984	$12,692	$12,209
12/31/2017	$12,138	$12,864	$12,334
1/31/2018	$12,584	$13,543	$12,768
2/28/2018	$12,175	$12,982	$12,380
3/31/2018	$12,075	$12,699	$12,205
4/30/2018	$12,102	$12,845	$12,262
5/31/2018	$12,138	$12,925	$12,379
6/30/2018	$12,075	$12,919	$12,381
7/31/2018	$12,275	$13,323	$12,672
8/31/2018	$12,348	$13,487	$12,847
9/30/2018	$12,320	$13,563	$12,883
10/31/2018	$11,583	$12,567	$12,206
11/30/2018	$11,638	$12,709	$12,347
12/31/2018	$11,078	$11,743	$11,743
1/31/2019	$11,757	$12,657	$12,404
2/28/2019	$11,934	$13,037	$12,664
3/31/2019	$12,070	$13,209	$12,877
4/30/2019	$12,331	$13,677	$13,212
5/31/2019	$11,809	$12,888	$12,742
6/30/2019	$12,341	$13,737	$13,389
7/31/2019	$12,341	$13,805	$13,457
8/31/2019	$12,164	$13,523	$13,385
9/30/2019	$12,321	$13,810	$13,568
10/31/2019	$12,519	$14,162	$13,827
11/30/2019	$12,717	$14,556	$14,104
12/31/2019	$13,020	$14,992	$14,406
1/31/2020	$12,908	$14,901	$14,424
2/29/2020	$12,306	$13,642	$13,646
3/31/2020	$10,710	$11,836	$12,417
4/30/2020	$11,692	$13,129	$13,433
5/31/2020	$12,306	$13,764	$13,890
6/30/2020	$12,696	$14,128	$14,152
7/31/2020	$13,220	$14,803	$14,677
8/31/2020	$13,678	$15,793	$15,325
9/30/2020	$13,432	$15,248	$14,952
10/31/2020	$13,209	$14,780	$14,611
11/30/2020	$14,682	$16,670	$15,962
12/31/2020	$15,174	$17,377	$16,442
1/31/2021	$15,174	$17,204	$16,292
2/28/2021	$15,441	$17,645	$16,514
3/31/2021	$15,637	$18,232	$16,837
4/30/2021	$16,135	$19,080	$17,425
5/31/2021	$16,297	$19,355	$17,618
6/30/2021	$16,563	$19,644	$17,839
7/31/2021	$16,644	$19,995	$18,122
8/31/2021	$16,887	$20,493	$18,428
9/30/2021	$16,355	$19,642	$17,844
10/31/2021	$16,992	$20,755	$18,550
11/30/2021	$16,540	$20,300	$18,282
12/31/2021	$16,838	$21,168	$18,815
1/31/2022	$16,050	$20,048	$17,997
2/28/2022	$15,662	$19,541	$17,618
3/31/2022	$15,699	$20,077	$17,809
4/30/2022	$14,649	$18,409	$16,571
5/31/2022	$14,711	$18,423	$16,612
6/30/2022	$13,673	$16,827	$15,526
7/31/2022	$14,398	$18,163	$16,503
8/31/2022	$13,923	$17,404	$15,880
9/30/2022	$12,910	$15,786	$14,641
10/31/2022	$13,535	$16,920	$15,320
11/30/2022	$14,323	$18,096	$16,235
12/31/2022	$13,887	$17,327	$15,730
1/31/2023	$14,675	$18,554	$16,655
2/28/2023	$14,287	$18,108	$16,245
3/31/2023	$14,571	$18,667	$16,720
4/30/2023	$14,714	$18,994	$16,956
5/31/2023	$14,559	$18,805	$16,782
6/30/2023	$15,140	$19,942	$17,475
7/31/2023	$15,463	$20,612	$17,882
8/31/2023	$15,153	$20,119	$17,549
9/30/2023	$14,584	$19,252	$16,885
10/31/2023	$14,223	$18,693	$16,462
11/30/2023	$15,256	$20,445	$17,766
12/31/2023	$16,017	$21,449	$18,581
1/31/2024	$16,124	$21,707	$18,721
2/29/2024	$16,683	$22,627	$19,198
3/31/2024	$17,203	$23,354	$19,683
4/30/2024	$16,563	$22,487	$19,022
5/31/2024	$17,070	$23,491	$19,713
6/30/2024	$17,283	$23,969	$20,050
7/31/2024	$17,603	$24,391	$20,438
8/31/2024	$18,016	$25,036	$20,904
9/30/2024	$18,269	$25,494	$21,256
10/31/2024	$17,909	$24,988	$20,802
11/30/2024	$18,602	$26,135	$21,537
12/31/2024	$18,109	$25,454	$21,038
1/31/2025	$18,704	$26,352	$21,591
2/28/2025	$18,661	$26,163	$21,625
3/31/2025	$18,038	$24,998	$20,953
4/30/2025	$18,109	$25,220	$21,108
5/31/2025	$18,930	$26,713	$21,938
6/30/2025	$19,667	$27,865	$22,702
7/31/2025	$19,865	$28,224	$22,888
8/31/2025	$20,247	$28,960	$23,388
9/30/2025	$20,757	$29,891	$23,991
10/31/2025	$21,054	$30,490	$24,372

Average Annual Return [Table Text Block]
I3BY5	1 Year	5 Years	10 Years
Class R	17.56%	9.77%	7.73%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	17.16%	10.78%	9.32%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,693,981,839
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 1,161,394
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,693,981,839
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,161,394

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.8%
U.S. Fixed Income Funds	21.8
International Equity Funds	20.5
International Fixed Income Funds	2.5
Repurchase Agreements	1.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	23.3%
Transamerica Large Cap Value, Class I2	21.8
Transamerica Core Bond, Class I2	11.1
Transamerica International Stock, Class I2	7.1
Transamerica International Equity, Class I2	7.1
Transamerica Bond, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.8
Transamerica International Focus, Class I2	2.5
Transamerica Sustainable Equity Income, Class I2	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000236145
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name			Class R3
Trading Symbol			TAALX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$35	0.32%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 35
Expense Ratio, Percent	[15]		0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R3 shares at NAV returned 17.93%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark, returned 17.16% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation with current income as a secondary objective through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R3 shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 70% of the MSCI World Index and 30% of the Bloomberg US Aggregate Bond Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed, driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,145	$10,274	$10,109
4/30/2022	$9,467	$9,421	$9,406
5/31/2022	$9,515	$9,428	$9,429
6/30/2022	$8,845	$8,611	$8,813
7/31/2022	$9,321	$9,295	$9,367
8/31/2022	$9,015	$8,906	$9,014
9/30/2022	$8,360	$8,079	$8,310
10/31/2022	$8,764	$8,659	$8,696
11/30/2022	$9,281	$9,261	$9,215
12/31/2022	$9,004	$8,867	$8,929
1/31/2023	$9,514	$9,495	$9,453
2/28/2023	$9,263	$9,267	$9,221
3/31/2023	$9,456	$9,553	$9,491
4/30/2023	$9,548	$9,720	$9,624
5/31/2023	$9,447	$9,623	$9,526
6/30/2023	$9,833	$10,205	$9,919
7/31/2023	$10,050	$10,548	$10,150
8/31/2023	$9,849	$10,296	$9,961
9/30/2023	$9,481	$9,852	$9,584
10/31/2023	$9,246	$9,566	$9,344
11/30/2023	$9,925	$10,463	$10,084
12/31/2023	$10,428	$10,977	$10,546
1/31/2024	$10,497	$11,108	$10,626
2/29/2024	$10,862	$11,579	$10,897
3/31/2024	$11,192	$11,952	$11,172
4/30/2024	$10,775	$11,508	$10,797
5/31/2024	$11,113	$12,021	$11,189
6/30/2024	$11,252	$12,266	$11,380
7/31/2024	$11,460	$12,482	$11,600
8/31/2024	$11,738	$12,812	$11,865
9/30/2024	$11,912	$13,047	$12,065
10/31/2024	$11,677	$12,788	$11,808
11/30/2024	$12,128	$13,375	$12,224
12/31/2024	$11,806	$13,026	$11,941
1/31/2025	$12,205	$13,486	$12,255
2/28/2025	$12,177	$13,389	$12,274
3/31/2025	$11,769	$12,793	$11,893
4/30/2025	$11,816	$12,906	$11,981
5/31/2025	$12,363	$13,670	$12,452
6/30/2025	$12,844	$14,260	$12,886
7/31/2025	$12,974	$14,444	$12,991
8/31/2025	$13,234	$14,821	$13,275
9/30/2025	$13,567	$15,297	$13,617
10/31/2025	$13,771	$15,603	$13,834

Average Annual Return [Table Text Block]
I3BYH	1 Year	Since Inception 3/1/22
Class R3	17.93%	9.11%
MSCI World IndexFootnote Reference(a)	22.02%	12.88%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	17.16%	9.24%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Nov. 01, 2024
AssetsNet			$ 1,693,981,839
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 1,161,394
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,693,981,839
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,161,394

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.8%
U.S. Fixed Income Funds	21.8
International Equity Funds	20.5
International Fixed Income Funds	2.5
Repurchase Agreements	1.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	23.3%
Transamerica Large Cap Value, Class I2	21.8
Transamerica Core Bond, Class I2	11.1
Transamerica International Stock, Class I2	7.1
Transamerica International Equity, Class I2	7.1
Transamerica Bond, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.8
Transamerica International Focus, Class I2	2.5
Transamerica Sustainable Equity Income, Class I2	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

  Effective June 20, 2025, the Fund’s Annual Fund Operating Expenses were restated to reflect a reduction in the contractual expense limit for Class R3 shares from 0.35% to 0.30%, and the term of the reduced expense limit was extended through March 1, 2027.

Material Fund Change Expenses [Text Block]

  Effective June 20, 2025, the Fund’s Annual Fund Operating Expenses were restated to reflect a reduction in the contractual expense limit for Class R3 shares from 0.35% to 0.30%, and the term of the reduced expense limit was extended through March 1, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021277
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Portfolio
Class Name			Class A
Trading Symbol			IMOAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[16]		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 14.50%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, returned 13.97% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class A shares of the Fund posted positive returns and, at NAV, outperformed the Fund’s blended benchmark, which consists of 50% of the Bloomberg US Aggregate Bond Index and 50% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2015	$9,447	$10,000	$10,000
11/30/2015	$9,447	$9,950	$9,974
12/31/2015	$9,319	$9,775	$9,883
1/31/2016	$9,052	$9,191	$9,672
2/29/2016	$9,052	$9,122	$9,676
3/31/2016	$9,416	$9,741	$10,046
4/30/2016	$9,505	$9,895	$10,124
5/31/2016	$9,562	$9,951	$10,177
6/30/2016	$9,594	$9,839	$10,227
7/31/2016	$9,837	$10,255	$10,469
8/31/2016	$9,886	$10,264	$10,470
9/30/2016	$9,918	$10,318	$10,487
10/31/2016	$9,797	$10,118	$10,348
11/30/2016	$9,780	$10,264	$10,329
12/31/2016	$9,886	$10,510	$10,461
1/31/2017	$10,040	$10,763	$10,587
2/28/2017	$10,219	$11,062	$10,792
3/31/2017	$10,287	$11,180	$10,840
4/30/2017	$10,398	$11,345	$10,964
5/31/2017	$10,509	$11,585	$11,122
6/30/2017	$10,543	$11,630	$11,139
7/31/2017	$10,714	$11,908	$11,291
8/31/2017	$10,748	$11,925	$11,353
9/30/2017	$10,851	$12,192	$11,451
10/31/2017	$10,928	$12,423	$11,574
11/30/2017	$11,004	$12,692	$11,710
12/31/2017	$11,117	$12,864	$11,811
1/31/2018	$11,403	$13,543	$12,068
2/28/2018	$11,108	$12,982	$11,774
3/31/2018	$11,062	$12,699	$11,677
4/30/2018	$11,062	$12,845	$11,691
5/31/2018	$11,090	$12,925	$11,794
6/30/2018	$11,044	$12,919	$11,791
7/31/2018	$11,182	$13,323	$11,990
8/31/2018	$11,237	$13,487	$12,131
9/30/2018	$11,209	$13,563	$12,132
10/31/2018	$10,721	$12,567	$11,650
11/30/2018	$10,758	$12,709	$11,765
12/31/2018	$10,426	$11,743	$11,416
1/31/2019	$10,913	$12,657	$11,910
2/28/2019	$11,035	$13,037	$12,086
3/31/2019	$11,167	$13,209	$12,298
4/30/2019	$11,339	$13,677	$12,527
5/31/2019	$11,055	$12,888	$12,272
6/30/2019	$11,441	$13,737	$12,762
7/31/2019	$11,451	$13,805	$12,816
8/31/2019	$11,410	$13,523	$12,861
9/30/2019	$11,492	$13,810	$12,968
10/31/2019	$11,634	$14,162	$13,156
11/30/2019	$11,756	$14,556	$13,342
12/31/2019	$11,959	$14,992	$13,544
1/31/2020	$11,959	$14,901	$13,630
2/29/2020	$11,605	$13,642	$13,175
3/31/2020	$10,434	$11,836	$12,305
4/30/2020	$11,175	$13,129	$13,087
5/31/2020	$11,626	$13,764	$13,423
6/30/2020	$11,937	$14,128	$13,628
7/31/2020	$12,356	$14,803	$14,047
8/31/2020	$12,646	$15,793	$14,457
9/30/2020	$12,485	$15,248	$14,204
10/31/2020	$12,324	$14,780	$13,954
11/30/2020	$13,354	$16,670	$14,915
12/31/2020	$13,710	$17,377	$15,241
1/31/2021	$13,699	$17,204	$15,111
2/28/2021	$13,811	$17,645	$15,195
3/31/2021	$13,900	$18,232	$15,353
4/30/2021	$14,280	$19,080	$15,771
5/31/2021	$14,403	$19,355	$15,910
6/30/2021	$14,593	$19,644	$16,085
7/31/2021	$14,682	$19,995	$16,319
8/31/2021	$14,839	$20,493	$16,506
9/30/2021	$14,459	$19,642	$16,092
10/31/2021	$14,872	$20,755	$16,546
11/30/2021	$14,593	$20,300	$16,389
12/31/2021	$14,795	$21,168	$16,718
1/31/2022	$14,227	$20,048	$16,096
2/28/2022	$13,937	$19,541	$15,802
3/31/2022	$13,864	$20,077	$15,800
4/30/2022	$13,066	$18,409	$14,844
5/31/2022	$13,115	$18,423	$14,897
6/30/2022	$12,377	$16,827	$14,135
7/31/2022	$12,933	$18,163	$14,869
8/31/2022	$12,534	$17,404	$14,348
9/30/2022	$11,737	$15,786	$13,371
10/31/2022	$12,099	$16,920	$13,765
11/30/2022	$12,716	$18,096	$14,496
12/31/2022	$12,421	$17,327	$14,156
1/31/2023	$13,035	$18,554	$14,874
2/28/2023	$12,716	$18,108	$14,503
3/31/2023	$12,974	$18,667	$14,912
4/30/2023	$13,072	$18,994	$15,087
5/31/2023	$12,937	$18,805	$14,930
6/30/2023	$13,305	$19,942	$15,355
7/31/2023	$13,501	$20,612	$15,607
8/31/2023	$13,293	$20,119	$15,371
9/30/2023	$12,839	$19,252	$14,844
10/31/2023	$12,556	$18,693	$14,512
11/30/2023	$13,366	$20,445	$15,521
12/31/2023	$13,994	$21,449	$16,199
1/31/2024	$14,058	$21,707	$16,274
2/29/2024	$14,350	$22,627	$16,504
3/31/2024	$14,706	$23,354	$16,845
4/30/2024	$14,210	$22,487	$16,319
5/31/2024	$14,592	$23,491	$16,822
6/30/2024	$14,770	$23,969	$17,073
7/31/2024	$15,050	$24,391	$17,423
8/31/2024	$15,381	$25,036	$17,778
9/30/2024	$15,597	$25,494	$18,060
10/31/2024	$15,266	$24,988	$17,657
11/30/2024	$15,762	$26,135	$18,155
12/31/2024	$15,370	$25,454	$17,770
1/31/2025	$15,770	$26,352	$18,131
2/28/2025	$15,837	$26,163	$18,265
3/31/2025	$15,450	$24,998	$17,862
4/30/2025	$15,490	$25,220	$17,976
5/31/2025	$15,970	$26,713	$18,444
6/30/2025	$16,505	$27,865	$18,984
7/31/2025	$16,611	$28,224	$19,081
8/31/2025	$16,918	$28,960	$19,444
9/30/2025	$17,279	$29,891	$19,863
10/31/2025	$17,479	$30,490	$20,124

Average Annual Return [Table Text Block]
I3BX1	1 Year	5 Years	10 Years
Class A with Load	8.19%	6.03%	5.74%
Class A	14.50%	7.24%	6.35%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	13.97%	7.60%	7.24%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,129,458,584
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 414,152
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,129,458,584
Number of Portfolio Holdings	39
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$414,152

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.3%
U.S. Equity Funds	38.9
International Equity Funds	14.1
International Fixed Income Funds	2.7
Repurchase Agreements	1.1
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.5%
Transamerica US Growth, Class I2	17.1
Transamerica Large Cap Value, Class I2	16.3
Transamerica Bond, Class I2	9.3
Transamerica International Equity, Class I2	5.2
Transamerica International Stock, Class I2	5.2
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.0
Transamerica Capital Growth, Class I2	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021279
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Portfolio
Class Name			Class C
Trading Symbol			IMOLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$137	1.28%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 137
Expense Ratio, Percent	[17]		1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 13.64%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, returned 13.97% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class C shares of the Fund posted positive returns and, at NAV, underperformed the Fund’s blended benchmark, which consists of 50% of the Bloomberg US Aggregate Bond Index and 50% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,984	$9,950	$9,974
12/31/2015	$9,843	$9,775	$9,883
1/31/2016	$9,560	$9,191	$9,672
2/29/2016	$9,551	$9,122	$9,676
3/31/2016	$9,928	$9,741	$10,046
4/30/2016	$10,014	$9,895	$10,124
5/31/2016	$10,074	$9,951	$10,177
6/30/2016	$10,100	$9,839	$10,227
7/31/2016	$10,348	$10,255	$10,469
8/31/2016	$10,391	$10,264	$10,470
9/30/2016	$10,425	$10,318	$10,487
10/31/2016	$10,288	$10,118	$10,348
11/30/2016	$10,271	$10,264	$10,329
12/31/2016	$10,375	$10,510	$10,461
1/31/2017	$10,527	$10,763	$10,587
2/28/2017	$10,706	$11,062	$10,792
3/31/2017	$10,769	$11,180	$10,840
4/30/2017	$10,877	$11,345	$10,964
5/31/2017	$10,984	$11,585	$11,122
6/30/2017	$11,020	$11,630	$11,139
7/31/2017	$11,182	$11,908	$11,291
8/31/2017	$11,218	$11,925	$11,353
10/31/2017	$11,388	$12,423	$11,574
11/30/2017	$11,469	$12,692	$11,710
12/31/2017	$11,582	$12,864	$11,811
1/31/2018	$11,869	$13,543	$12,068
2/28/2018	$11,553	$12,982	$11,774
3/31/2018	$11,495	$12,699	$11,677
4/30/2018	$11,486	$12,845	$11,691
5/31/2018	$11,505	$12,925	$11,794
6/30/2018	$11,457	$12,919	$11,791
7/31/2018	$11,591	$13,323	$11,990
8/31/2018	$11,639	$13,487	$12,131
9/30/2018	$11,610	$13,563	$12,132
10/31/2018	$11,083	$12,567	$11,650
11/30/2018	$11,121	$12,709	$11,765
12/31/2018	$10,777	$11,743	$11,416
1/31/2019	$11,267	$12,657	$11,910
2/28/2019	$11,381	$13,037	$12,086
3/31/2019	$11,517	$13,209	$12,298
4/30/2019	$11,683	$13,677	$12,527
5/31/2019	$11,381	$12,888	$12,272
6/30/2019	$11,777	$13,737	$12,762
7/31/2019	$11,777	$13,805	$12,816
8/31/2019	$11,725	$13,523	$12,861
9/30/2019	$11,798	$13,810	$12,968
10/31/2019	$11,944	$14,162	$13,156
11/30/2019	$12,058	$14,556	$13,342
12/31/2019	$12,265	$14,992	$13,544
1/31/2020	$12,243	$14,901	$13,630
2/29/2020	$11,884	$13,642	$13,175
3/31/2020	$10,675	$11,836	$12,305
4/30/2020	$11,426	$13,129	$13,087
5/31/2020	$11,884	$13,764	$13,423
6/30/2020	$12,200	$14,128	$13,628
7/31/2020	$12,603	$14,803	$14,047
8/31/2020	$12,897	$15,793	$14,457
9/30/2020	$12,734	$15,248	$14,204
10/31/2020	$12,548	$14,780	$13,954
11/30/2020	$13,594	$16,670	$14,915
12/31/2020	$13,948	$17,377	$15,241
1/31/2021	$13,926	$17,204	$15,111
2/28/2021	$14,027	$17,645	$15,195
3/31/2021	$14,117	$18,232	$15,353
4/30/2021	$14,487	$19,080	$15,771
5/31/2021	$14,599	$19,355	$15,910
6/30/2021	$14,779	$19,644	$16,085
7/31/2021	$14,869	$19,995	$16,319
8/31/2021	$15,015	$20,493	$16,506
9/30/2021	$14,622	$19,642	$16,092
10/31/2021	$15,026	$20,755	$16,546
11/30/2021	$14,734	$20,300	$16,389
12/31/2021	$14,934	$21,168	$16,718
1/31/2022	$14,346	$20,048	$16,096
2/28/2022	$14,046	$19,541	$15,802
3/31/2022	$13,962	$20,077	$15,800
4/30/2022	$13,145	$18,409	$14,844
5/31/2022	$13,193	$18,423	$14,897
6/30/2022	$12,437	$16,827	$14,135
7/31/2022	$13,001	$18,163	$14,869
8/31/2022	$12,593	$17,404	$14,348
9/30/2022	$11,777	$15,786	$13,371
10/31/2022	$12,137	$16,920	$13,765
11/30/2022	$12,749	$18,096	$14,496
12/31/2022	$12,449	$17,327	$14,156
1/31/2023	$13,052	$18,554	$14,874
2/28/2023	$12,715	$18,108	$14,503
3/31/2023	$12,968	$18,667	$14,912
4/30/2023	$13,064	$18,994	$15,087
5/31/2023	$12,920	$18,805	$14,930
6/30/2023	$13,269	$19,942	$15,355
7/31/2023	$13,462	$20,612	$15,607
8/31/2023	$13,245	$20,119	$15,371
9/30/2023	$12,787	$19,252	$14,844
10/31/2023	$12,497	$18,693	$14,512
11/30/2023	$13,294	$20,445	$15,521
12/31/2023	$13,905	$21,449	$16,199
1/31/2024	$13,955	$21,707	$16,274
2/29/2024	$14,251	$22,627	$16,504
3/31/2024	$14,586	$23,354	$16,845
4/30/2024	$14,078	$22,487	$16,319
5/31/2024	$14,449	$23,491	$16,822
6/30/2024	$14,623	$23,969	$17,073
7/31/2024	$14,882	$24,391	$17,423
8/31/2024	$15,204	$25,036	$17,778
9/30/2024	$15,402	$25,494	$18,060
10/31/2024	$15,068	$24,988	$17,657
11/30/2024	$15,538	$26,135	$18,155
12/31/2024	$15,156	$25,454	$17,770
1/31/2025	$15,529	$26,352	$18,131
2/28/2025	$15,593	$26,163	$18,265
3/31/2025	$15,194	$24,998	$17,862
4/30/2025	$15,233	$25,220	$17,976
5/31/2025	$15,696	$26,713	$18,444
6/30/2025	$16,210	$27,865	$18,984
7/31/2025	$16,300	$28,224	$19,081
8/31/2025	$16,583	$28,960	$19,444
9/30/2025	$16,917	$29,891	$19,863
10/31/2025	$17,123	$30,490	$20,124

Average Annual Return [Table Text Block]
I3BX3	1 Year	5 Years	10 Years
Class C with Load	12.64%	6.41%	5.53%
Class C	13.64%	6.41%	5.53%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	13.97%	7.60%	7.24%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,129,458,584
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 414,152
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,129,458,584
Number of Portfolio Holdings	39
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$414,152

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.3%
U.S. Equity Funds	38.9
International Equity Funds	14.1
International Fixed Income Funds	2.7
Repurchase Agreements	1.1
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.5%
Transamerica US Growth, Class I2	17.1
Transamerica Large Cap Value, Class I2	16.3
Transamerica Bond, Class I2	9.3
Transamerica International Equity, Class I2	5.2
Transamerica International Stock, Class I2	5.2
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.0
Transamerica Capital Growth, Class I2	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081837
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Portfolio
Class Name			Class I
Trading Symbol			TMMIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.15%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent	[18]		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 14.82%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, returned 13.97% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class I shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 50% of the Bloomberg US Aggregate Bond Index and 50% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,000	$9,950	$9,974
12/31/2015	$9,864	$9,775	$9,883
1/31/2016	$9,590	$9,191	$9,672
2/29/2016	$9,590	$9,122	$9,676
3/31/2016	$9,976	$9,741	$10,046
4/30/2016	$10,071	$9,895	$10,124
5/31/2016	$10,139	$9,951	$10,177
6/30/2016	$10,174	$9,839	$10,227
7/31/2016	$10,431	$10,255	$10,469
8/31/2016	$10,483	$10,264	$10,470
9/30/2016	$10,526	$10,318	$10,487
10/31/2016	$10,397	$10,118	$10,348
11/30/2016	$10,380	$10,264	$10,329
12/31/2016	$10,497	$10,510	$10,461
1/31/2017	$10,661	$10,763	$10,587
2/28/2017	$10,851	$11,062	$10,792
3/31/2017	$10,924	$11,180	$10,840
4/30/2017	$11,042	$11,345	$10,964
5/31/2017	$11,160	$11,585	$11,122
6/30/2017	$11,205	$11,630	$11,139
7/31/2017	$11,387	$11,908	$11,291
8/31/2017	$11,423	$11,925	$11,353
10/31/2017	$11,623	$12,423	$11,574
11/30/2017	$11,705	$12,692	$11,710
12/31/2017	$11,834	$12,864	$11,811
1/31/2018	$12,139	$13,543	$12,068
2/28/2018	$11,824	$12,982	$11,774
3/31/2018	$11,775	$12,699	$11,677
4/30/2018	$11,775	$12,845	$11,691
5/31/2018	$11,805	$12,925	$11,794
6/30/2018	$11,766	$12,919	$11,791
7/31/2018	$11,913	$13,323	$11,990
8/31/2018	$11,972	$13,487	$12,131
9/30/2018	$11,952	$13,563	$12,132
10/31/2018	$11,422	$12,567	$11,650
11/30/2018	$11,461	$12,709	$11,765
12/31/2018	$11,121	$11,743	$11,416
1/31/2019	$11,642	$12,657	$11,910
2/28/2019	$11,772	$13,037	$12,086
3/31/2019	$11,913	$13,209	$12,298
4/30/2019	$12,108	$13,677	$12,527
5/31/2019	$11,793	$12,888	$12,272
6/30/2019	$12,217	$13,737	$12,762
7/31/2019	$12,227	$13,805	$12,816
8/31/2019	$12,184	$13,523	$12,861
9/30/2019	$12,271	$13,810	$12,968
10/31/2019	$12,434	$14,162	$13,156
11/30/2019	$12,564	$14,556	$13,342
12/31/2019	$12,777	$14,992	$13,544
1/31/2020	$12,777	$14,901	$13,630
2/29/2020	$12,409	$13,642	$13,175
3/31/2020	$11,156	$11,836	$12,305
4/30/2020	$11,949	$13,129	$13,087
5/31/2020	$12,444	$13,764	$13,423
6/30/2020	$12,777	$14,128	$13,628
7/31/2020	$13,214	$14,803	$14,047
8/31/2020	$13,536	$15,793	$14,457
9/30/2020	$13,375	$15,248	$14,204
10/31/2020	$13,203	$14,780	$13,954
11/30/2020	$14,307	$16,670	$14,915
12/31/2020	$14,695	$17,377	$15,241
1/31/2021	$14,683	$17,204	$15,111
2/28/2021	$14,803	$17,645	$15,195
3/31/2021	$14,911	$18,232	$15,353
4/30/2021	$15,307	$19,080	$15,771
5/31/2021	$15,451	$19,355	$15,910
6/30/2021	$15,655	$19,644	$16,085
7/31/2021	$15,763	$19,995	$16,319
8/31/2021	$15,931	$20,493	$16,506
9/30/2021	$15,535	$19,642	$16,092
10/31/2021	$15,979	$20,755	$16,546
11/30/2021	$15,679	$20,300	$16,389
12/31/2021	$15,895	$21,168	$16,718
1/31/2022	$15,297	$20,048	$16,096
2/28/2022	$14,985	$19,541	$15,802
3/31/2022	$14,907	$20,077	$15,800
4/30/2022	$14,087	$18,409	$14,844
5/31/2022	$14,139	$18,423	$14,897
6/30/2022	$13,346	$16,827	$14,135
7/31/2022	$13,957	$18,163	$14,869
8/31/2022	$13,528	$17,404	$14,348
9/30/2022	$12,669	$15,786	$13,371
10/31/2022	$13,065	$16,920	$13,765
11/30/2022	$13,730	$18,096	$14,496
12/31/2022	$13,431	$17,327	$14,156
1/31/2023	$14,082	$18,554	$14,874
2/28/2023	$13,737	$18,108	$14,503
3/31/2023	$14,029	$18,667	$14,912
4/30/2023	$14,148	$18,994	$15,087
5/31/2023	$14,002	$18,805	$14,930
6/30/2023	$14,400	$19,942	$15,355
7/31/2023	$14,613	$20,612	$15,607
8/31/2023	$14,387	$20,119	$15,371
9/30/2023	$13,909	$19,252	$14,844
10/31/2023	$13,604	$18,693	$14,512
11/30/2023	$14,493	$20,445	$15,521
12/31/2023	$15,165	$21,449	$16,199
1/31/2024	$15,234	$21,707	$16,274
2/29/2024	$15,565	$22,627	$16,504
3/31/2024	$15,951	$23,354	$16,845
4/30/2024	$15,413	$22,487	$16,319
5/31/2024	$15,841	$23,491	$16,822
6/30/2024	$16,034	$23,969	$17,073
7/31/2024	$16,351	$24,391	$17,423
8/31/2024	$16,709	$25,036	$17,778
9/30/2024	$16,944	$25,494	$18,060
10/31/2024	$16,599	$24,988	$17,657
11/30/2024	$17,123	$26,135	$18,155
12/31/2024	$16,722	$25,454	$17,770
1/31/2025	$17,157	$26,352	$18,131
2/28/2025	$17,230	$26,163	$18,265
3/31/2025	$16,809	$24,998	$17,862
4/30/2025	$16,867	$25,220	$17,976
5/31/2025	$17,389	$26,713	$18,444
6/30/2025	$17,985	$27,865	$18,984
7/31/2025	$18,101	$28,224	$19,081
8/31/2025	$18,435	$28,960	$19,444
9/30/2025	$18,826	$29,891	$19,863
10/31/2025	$19,059	$30,490	$20,124

Average Annual Return [Table Text Block]
I3BX8	1 Year	5 Years	10 Years
Class I	14.82%	7.62%	6.66%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	13.97%	7.60%	7.24%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,129,458,584
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 414,152
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,129,458,584
Number of Portfolio Holdings	39
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$414,152

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.3%
U.S. Equity Funds	38.9
International Equity Funds	14.1
International Fixed Income Funds	2.7
Repurchase Agreements	1.1
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.5%
Transamerica US Growth, Class I2	17.1
Transamerica Large Cap Value, Class I2	16.3
Transamerica Bond, Class I2	9.3
Transamerica International Equity, Class I2	5.2
Transamerica International Stock, Class I2	5.2
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.0
Transamerica Capital Growth, Class I2	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000035463
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Portfolio
Class Name			Class R
Trading Symbol			IMDRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$75	0.70%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 75
Expense Ratio, Percent	[19]		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 14.29%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, returned 13.97% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 50% of the Bloomberg US Aggregate Bond Index and 50% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,992	$9,950	$9,974
12/31/2015	$9,850	$9,775	$9,883
1/31/2016	$9,575	$9,191	$9,672
2/29/2016	$9,567	$9,122	$9,676
3/31/2016	$9,953	$9,741	$10,046
4/30/2016	$10,039	$9,895	$10,124
5/31/2016	$10,100	$9,951	$10,177
6/30/2016	$10,134	$9,839	$10,227
7/31/2016	$10,392	$10,255	$10,469
8/31/2016	$10,435	$10,264	$10,470
9/30/2016	$10,469	$10,318	$10,487
10/31/2016	$10,340	$10,118	$10,348
11/30/2016	$10,323	$10,264	$10,329
12/31/2016	$10,431	$10,510	$10,461
1/31/2017	$10,585	$10,763	$10,587
2/28/2017	$10,775	$11,062	$10,792
3/31/2017	$10,838	$11,180	$10,840
4/30/2017	$10,956	$11,345	$10,964
5/31/2017	$11,073	$11,585	$11,122
6/30/2017	$11,110	$11,630	$11,139
7/31/2017	$11,282	$11,908	$11,291
8/31/2017	$11,318	$11,925	$11,353
10/31/2017	$11,499	$12,423	$11,574
11/30/2017	$11,580	$12,692	$11,710
12/31/2017	$11,707	$12,864	$11,811
1/31/2018	$11,999	$13,543	$12,068
2/28/2018	$11,688	$12,982	$11,774
3/31/2018	$11,629	$12,699	$11,677
4/30/2018	$11,629	$12,845	$11,691
5/31/2018	$11,659	$12,925	$11,794
6/30/2018	$11,610	$12,919	$11,791
7/31/2018	$11,756	$13,323	$11,990
8/31/2018	$11,814	$13,487	$12,131
9/30/2018	$11,775	$13,563	$12,132
10/31/2018	$11,260	$12,567	$11,650
11/30/2018	$11,289	$12,709	$11,765
12/31/2018	$10,943	$11,743	$11,416
1/31/2019	$11,456	$12,657	$11,910
2/28/2019	$11,574	$13,037	$12,086
3/31/2019	$11,713	$13,209	$12,298
4/30/2019	$11,895	$13,677	$12,527
5/31/2019	$11,595	$12,888	$12,272
6/30/2019	$12,002	$13,737	$12,762
7/31/2019	$12,002	$13,805	$12,816
8/31/2019	$11,959	$13,523	$12,861
9/30/2019	$12,034	$13,810	$12,968
10/31/2019	$12,184	$14,162	$13,156
11/30/2019	$12,312	$14,556	$13,342
12/31/2019	$12,520	$14,992	$13,544
1/31/2020	$12,520	$14,901	$13,630
2/29/2020	$12,147	$13,642	$13,175
3/31/2020	$10,918	$11,836	$12,305
4/30/2020	$11,696	$13,129	$13,087
5/31/2020	$12,159	$13,764	$13,423
6/30/2020	$12,486	$14,128	$13,628
7/31/2020	$12,914	$14,803	$14,047
8/31/2020	$13,230	$15,793	$14,457
9/30/2020	$13,050	$15,248	$14,204
10/31/2020	$12,881	$14,780	$13,954
11/30/2020	$13,952	$16,670	$14,915
12/31/2020	$14,329	$17,377	$15,241
1/31/2021	$14,306	$17,204	$15,111
2/28/2021	$14,423	$17,645	$15,195
3/31/2021	$14,517	$18,232	$15,353
4/30/2021	$14,903	$19,080	$15,771
5/31/2021	$15,032	$19,355	$15,910
6/30/2021	$15,219	$19,644	$16,085
7/31/2021	$15,313	$19,995	$16,319
8/31/2021	$15,477	$20,493	$16,506
9/30/2021	$15,079	$19,642	$16,092
10/31/2021	$15,500	$20,755	$16,546
11/30/2021	$15,207	$20,300	$16,389
12/31/2021	$15,420	$21,168	$16,718
1/31/2022	$14,826	$20,048	$16,096
2/28/2022	$14,510	$19,541	$15,802
3/31/2022	$14,434	$20,077	$15,800
4/30/2022	$13,600	$18,409	$14,844
5/31/2022	$13,650	$18,423	$14,897
6/30/2022	$12,879	$16,827	$14,135
7/31/2022	$13,461	$18,163	$14,869
8/31/2022	$13,044	$17,404	$14,348
9/30/2022	$12,209	$15,786	$13,371
10/31/2022	$12,589	$16,920	$13,765
11/30/2022	$13,220	$18,096	$14,496
12/31/2022	$12,923	$17,327	$14,156
1/31/2023	$13,550	$18,554	$14,874
2/28/2023	$13,217	$18,108	$14,503
3/31/2023	$13,473	$18,667	$14,912
4/30/2023	$13,589	$18,994	$15,087
5/31/2023	$13,435	$18,805	$14,930
6/30/2023	$13,806	$19,942	$15,355
7/31/2023	$14,024	$20,612	$15,607
8/31/2023	$13,794	$20,119	$15,371
9/30/2023	$13,320	$19,252	$14,844
10/31/2023	$13,025	$18,693	$14,512
11/30/2023	$13,871	$20,445	$15,521
12/31/2023	$14,518	$21,449	$16,199
1/31/2024	$14,571	$21,707	$16,274
2/29/2024	$14,875	$22,627	$16,504
3/31/2024	$15,259	$23,354	$16,845
4/30/2024	$14,729	$22,487	$16,319
5/31/2024	$15,127	$23,491	$16,822
6/30/2024	$15,312	$23,969	$17,073
7/31/2024	$15,603	$24,391	$17,423
8/31/2024	$15,934	$25,036	$17,778
9/30/2024	$16,159	$25,494	$18,060
10/31/2024	$15,815	$24,988	$17,657
11/30/2024	$16,318	$26,135	$18,155
12/31/2024	$15,921	$25,454	$17,770
1/31/2025	$16,324	$26,352	$18,131
2/28/2025	$16,394	$26,163	$18,265
3/31/2025	$15,991	$24,998	$17,862
4/30/2025	$16,032	$25,220	$17,976
5/31/2025	$16,519	$26,713	$18,444
6/30/2025	$17,074	$27,865	$18,984
7/31/2025	$17,185	$28,224	$19,081
8/31/2025	$17,491	$28,960	$19,444
9/30/2025	$17,852	$29,891	$19,863
10/31/2025	$18,075	$30,490	$20,124

Average Annual Return [Table Text Block]
I3BX5	1 Year	5 Years	10 Years
Class R	14.29%	7.01%	6.10%
MSCI World IndexFootnote Reference(a)	22.02%	15.58%	11.79%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	13.97%	7.60%	7.24%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,129,458,584
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 414,152
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,129,458,584
Number of Portfolio Holdings	39
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$414,152

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.3%
U.S. Equity Funds	38.9
International Equity Funds	14.1
International Fixed Income Funds	2.7
Repurchase Agreements	1.1
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.5%
Transamerica US Growth, Class I2	17.1
Transamerica Large Cap Value, Class I2	16.3
Transamerica Bond, Class I2	9.3
Transamerica International Equity, Class I2	5.2
Transamerica International Stock, Class I2	5.2
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.0
Transamerica Capital Growth, Class I2	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000236146
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Portfolio
Class Name			Class R3
Trading Symbol			TAAMX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$38	0.35%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 38
Expense Ratio, Percent	[20]		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R3 shares at NAV returned 14.62%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 22.02%. The performance benchmark, the Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark, returned 13.97% over the same period.

  The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. During the fiscal year ended October 31, 2025, Class R3 shares of the Fund posted positive returns and outperformed the Fund’s blended benchmark, which consists of 50% of the Bloomberg US Aggregate Bond Index and 50% of the MSCI World Index.

  Asset allocation differences versus the blended benchmark drove performance and security selection within underlying funds was overall positive. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equities.

  Overall, the Fund’s overweight to equities versus its blended benchmark was a driver of asset allocation outperformance given the equity rally during the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt contributed to outperformance versus the Bloomberg US Aggregate Bond Index.

  Equity allocations were the driver of performance in the Fund. Although U.S. equity underperformed international equity in aggregate, U.S. growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posted some of the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, although they lagged U.S. growth equities. International developed and emerging markets exposures also posted materially positive returns. Emerging market equities posted the highest returns in international equities.

  Overall, underlying equity funds outperformed driven by positive contributions from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock.

  Transamerica Bond outperformed its benchmark, though other bond funds such as Transamerica Core Bond and Transamerica Emerging Markets Debt underperformed their respective benchmarks.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,017	$10,274	$9,998
4/30/2022	$9,441	$9,421	$9,393
5/31/2022	$9,476	$9,428	$9,427
6/30/2022	$8,943	$8,611	$8,945
7/31/2022	$9,345	$9,295	$9,409
8/31/2022	$9,065	$8,906	$9,080
9/30/2022	$8,489	$8,079	$8,461
10/31/2022	$8,751	$8,659	$8,710
11/30/2022	$9,197	$9,261	$9,173
12/31/2022	$8,990	$8,867	$8,958
1/31/2023	$9,425	$9,495	$9,413
2/28/2023	$9,194	$9,267	$9,178
3/31/2023	$9,389	$9,553	$9,436
4/30/2023	$9,460	$9,720	$9,548
5/31/2023	$9,363	$9,623	$9,448
6/30/2023	$9,629	$10,205	$9,717
7/31/2023	$9,779	$10,548	$9,877
8/31/2023	$9,620	$10,296	$9,727
9/30/2023	$9,292	$9,852	$9,394
10/31/2023	$9,097	$9,566	$9,183
11/30/2023	$9,682	$10,463	$9,822
12/31/2023	$10,131	$10,977	$10,251
1/31/2024	$10,177	$11,108	$10,298
2/29/2024	$10,398	$11,579	$10,444
3/31/2024	$10,647	$11,952	$10,660
4/30/2024	$10,288	$11,508	$10,327
5/31/2024	$10,573	$12,021	$10,645
6/30/2024	$10,702	$12,266	$10,804
7/31/2024	$10,905	$12,482	$11,025
8/31/2024	$11,144	$12,812	$11,250
9/30/2024	$11,301	$13,047	$11,429
10/31/2024	$11,071	$12,788	$11,174
11/30/2024	$11,421	$13,375	$11,489
12/31/2024	$11,145	$13,026	$11,245
1/31/2025	$11,436	$13,486	$11,474
2/28/2025	$11,485	$13,389	$11,558
3/31/2025	$11,203	$12,793	$11,303
4/30/2025	$11,242	$12,906	$11,376
5/31/2025	$11,592	$13,670	$11,672
6/30/2025	$11,980	$14,260	$12,013
7/31/2025	$12,058	$14,444	$12,075
8/31/2025	$12,281	$14,821	$12,304
9/30/2025	$12,533	$15,297	$12,569
10/31/2025	$12,689	$15,603	$12,734

Average Annual Return [Table Text Block]
I3BXH	1 Year	Since Inception 3/1/22
Class R3	14.62%	6.70%
MSCI World IndexFootnote Reference(a)	22.02%	12.88%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	13.97%	6.81%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,129,458,584
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 414,152
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,129,458,584
Number of Portfolio Holdings	39
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$414,152

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.3%
U.S. Equity Funds	38.9
International Equity Funds	14.1
International Fixed Income Funds	2.7
Repurchase Agreements	1.1
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.5%
Transamerica US Growth, Class I2	17.1
Transamerica Large Cap Value, Class I2	16.3
Transamerica Bond, Class I2	9.3
Transamerica International Equity, Class I2	5.2
Transamerica International Stock, Class I2	5.2
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.0
Transamerica Capital Growth, Class I2	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171782
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Intermediate Horizon
Class Name			Class R
Trading Symbol			TAARX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	0.60%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 64
Expense Ratio, Percent	[21]		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 12.79%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 50% in equity funds and 50% in fixed income funds and is periodically rebalanced to maintain the overall target allocations.

  The Fund’s best performing holding during the fiscal year, with a 13% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 6% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing fixed income holding during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 3%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	Bloomberg US Aggregate Bond Index
5/19/2017	$10,000	$10,000	$10,000
5/31/2017	$10,050	$10,202	$10,029
6/30/2017	$10,070	$10,265	$10,019
7/31/2017	$10,200	$10,476	$10,062
8/31/2017	$10,220	$10,509	$10,152
9/30/2017	$10,314	$10,725	$10,104
10/31/2017	$10,424	$10,976	$10,110
11/30/2017	$10,565	$11,312	$10,097
12/31/2017	$10,626	$11,438	$10,143
1/31/2018	$10,858	$12,093	$10,026
2/28/2018	$10,585	$11,647	$9,931
3/31/2018	$10,552	$11,351	$9,995
4/30/2018	$10,572	$11,395	$9,920
5/31/2018	$10,704	$11,669	$9,991
6/30/2018	$10,691	$11,741	$9,979
7/31/2018	$10,833	$12,178	$9,981
8/31/2018	$10,976	$12,575	$10,046
9/30/2018	$10,947	$12,646	$9,981
10/31/2018	$10,417	$11,782	$9,902
11/30/2018	$10,499	$12,022	$9,961
12/31/2018	$10,071	$10,937	$10,144
1/31/2019	$10,607	$11,813	$10,252
2/28/2019	$10,801	$12,192	$10,246
3/31/2019	$10,890	$12,429	$10,443
4/30/2019	$11,116	$12,932	$10,445
5/31/2019	$10,783	$12,111	$10,631
6/30/2019	$11,206	$12,964	$10,764
7/31/2019	$11,250	$13,150	$10,788
8/31/2019	$11,196	$12,942	$11,067
9/30/2019	$11,302	$13,184	$11,009
10/31/2019	$11,443	$13,470	$11,042
11/30/2019	$11,670	$13,959	$11,036
12/31/2019	$11,815	$14,380	$11,028
1/31/2020	$11,860	$14,374	$11,241
2/29/2020	$11,460	$13,191	$11,443
3/31/2020	$10,291	$11,562	$11,376
4/30/2020	$11,106	$13,044	$11,578
5/31/2020	$11,588	$13,665	$11,632
6/30/2020	$11,863	$13,937	$11,705
7/31/2020	$12,277	$14,723	$11,880
8/31/2020	$12,622	$15,781	$11,784
9/30/2020	$12,455	$15,182	$11,777
10/31/2020	$12,282	$14,778	$11,725
11/30/2020	$13,307	$16,395	$11,840
12/31/2020	$13,668	$17,026	$11,856
1/31/2021	$13,643	$16,854	$11,771
2/28/2021	$13,854	$17,319	$11,601
3/31/2021	$14,013	$18,077	$11,456
4/30/2021	$14,374	$19,042	$11,547
5/31/2021	$14,474	$19,175	$11,585
6/30/2021	$14,667	$19,623	$11,666
7/31/2021	$14,792	$20,089	$11,796
8/31/2021	$14,955	$20,699	$11,774
9/30/2021	$14,572	$19,737	$11,672
10/31/2021	$14,985	$21,120	$11,669
11/30/2021	$14,710	$20,973	$11,703
12/31/2021	$14,964	$21,913	$11,673
1/31/2022	$14,296	$20,779	$11,422
2/28/2022	$14,118	$20,157	$11,295
3/31/2022	$14,029	$20,905	$10,981
4/30/2022	$13,194	$19,082	$10,564
5/31/2022	$13,153	$19,117	$10,632
6/30/2022	$12,396	$17,539	$10,465
7/31/2022	$13,056	$19,157	$10,721
8/31/2022	$12,684	$18,375	$10,418
9/30/2022	$11,816	$16,683	$9,968
10/31/2022	$12,244	$18,034	$9,839
11/30/2022	$12,755	$19,042	$10,201
12/31/2022	$12,420	$17,944	$10,155
1/31/2023	$13,097	$19,072	$10,467
2/28/2023	$12,811	$18,607	$10,196
3/31/2023	$12,981	$19,290	$10,455
4/30/2023	$12,996	$19,591	$10,519
5/31/2023	$12,875	$19,676	$10,404
6/30/2023	$13,291	$20,976	$10,367
7/31/2023	$13,609	$21,650	$10,360
8/31/2023	$13,337	$21,305	$10,294
9/30/2023	$12,908	$20,289	$10,032
10/31/2023	$12,527	$19,863	$9,874
11/30/2023	$13,319	$21,677	$10,321
12/31/2023	$14,002	$22,662	$10,716
1/31/2024	$13,956	$23,042	$10,687
2/29/2024	$14,263	$24,273	$10,536
3/31/2024	$14,573	$25,054	$10,633
4/30/2024	$14,049	$24,030	$10,364
5/31/2024	$14,357	$25,222	$10,540
6/30/2024	$14,475	$26,127	$10,640
7/31/2024	$14,831	$26,445	$10,888
8/31/2024	$15,157	$27,087	$11,045
9/30/2024	$15,376	$27,665	$11,193
10/31/2024	$15,174	$27,414	$10,915
11/30/2024	$15,874	$29,023	$11,031
12/31/2024	$15,419	$28,332	$10,850
1/31/2025	$15,843	$29,120	$10,908
2/28/2025	$15,826	$28,741	$11,148
3/31/2025	$15,435	$27,121	$11,152
4/30/2025	$15,517	$26,937	$11,196
5/31/2025	$15,989	$28,633	$11,116
6/30/2025	$16,423	$30,089	$11,286
7/31/2025	$16,472	$30,764	$11,257
8/31/2025	$16,802	$31,388	$11,391
9/30/2025	$17,065	$32,533	$11,516
10/31/2025	$17,115	$33,295	$11,587

Average Annual Return [Table Text Block]
I0DY5	1 Year	5 Years	Since Inception 5/19/17
Class R	12.79%	6.86%	6.56%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	15.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.76%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 43,068,966
Holdings Count | Holding			12
Advisory Fees Paid, Amount			$ 70,029
InvestmentCompanyPortfolioTurnover			300.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,068,966
Number of Portfolio Holdings	12
Portfolio Turnover Rate	300%
Total Advisory Fees Paid (net of waivers and reimbursements)	$70,029

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.3%
U.S. Equity Funds	40.2
International Equity Funds	13.4
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	22.2%
Transamerica Large Growth, Class I3	14.8
Transamerica Large Value Opportunities, Class I3	13.5
Transamerica International Equity, Class I3	13.4
Transamerica Inflation Opportunities, Class I3	10.7
Transamerica Short-Term Bond, Class I3	7.4
Transamerica High Yield Bond, Class I3	6.0
Transamerica Mid Cap Growth, Class I3	3.2
Transamerica Small Cap Value, Class I3	3.0
Transamerica Mid Cap Value Opportunities, Class I3	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171783
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Intermediate Horizon
Class Name			Class R4
Trading Symbol			TAAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37	0.35%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 37
Expense Ratio, Percent	[22]		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 13.00%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 50% in equity funds and 50% in fixed income funds and is periodically rebalanced to maintain the overall target allocations.

  The Fund’s best performing holding during the fiscal year, with a 13% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 6% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing fixed income holding during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 3%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,983	$10,030	$9,974
12/31/2015	$9,804	$9,872	$9,941
1/31/2016	$9,460	$9,382	$10,078
2/29/2016	$9,434	$9,369	$10,150
3/31/2016	$9,843	$10,005	$10,243
4/30/2016	$9,886	$10,043	$10,282
5/31/2016	$9,946	$10,224	$10,285
6/30/2016	$9,928	$10,250	$10,469
7/31/2016	$10,197	$10,628	$10,536
8/31/2016	$10,232	$10,643	$10,524
9/30/2016	$10,272	$10,645	$10,517
10/31/2016	$10,168	$10,451	$10,437
11/30/2016	$10,246	$10,838	$10,190
12/31/2016	$10,366	$11,052	$10,205
1/31/2017	$10,506	$11,262	$10,225
2/28/2017	$10,691	$11,709	$10,293
3/31/2017	$10,727	$11,723	$10,288
4/30/2017	$10,842	$11,843	$10,367
5/31/2017	$10,941	$12,010	$10,447
6/30/2017	$10,964	$12,085	$10,437
7/31/2017	$11,106	$12,333	$10,481
8/31/2017	$11,117	$12,371	$10,575
9/30/2017	$11,223	$12,626	$10,525
10/31/2017	$11,354	$12,921	$10,531
11/30/2017	$11,507	$13,317	$10,518
12/31/2017	$11,581	$13,465	$10,566
1/31/2018	$11,834	$14,236	$10,444
2/28/2018	$11,537	$13,711	$10,345
3/31/2018	$11,497	$13,363	$10,412
4/30/2018	$11,519	$13,414	$10,334
5/31/2018	$11,673	$13,737	$10,408
6/30/2018	$11,666	$13,822	$10,395
7/31/2018	$11,821	$14,336	$10,398
8/31/2018	$11,987	$14,803	$10,464
9/30/2018	$11,942	$14,887	$10,397
10/31/2018	$11,375	$13,870	$10,315
11/30/2018	$11,464	$14,153	$10,377
12/31/2018	$10,992	$12,875	$10,567
1/31/2019	$11,591	$13,906	$10,679
2/28/2019	$11,802	$14,353	$10,673
3/31/2019	$11,907	$14,632	$10,878
4/30/2019	$12,154	$15,224	$10,881
5/31/2019	$11,789	$14,257	$11,074
6/30/2019	$12,260	$15,262	$11,213
7/31/2019	$12,308	$15,481	$11,238
8/31/2019	$12,249	$15,236	$11,529
9/30/2019	$12,369	$15,521	$11,468
10/31/2019	$12,523	$15,857	$11,502
11/30/2019	$12,784	$16,433	$11,496
12/31/2019	$12,938	$16,928	$11,488
1/31/2020	$12,988	$16,922	$11,709
2/29/2020	$12,550	$15,529	$11,920
3/31/2020	$11,278	$13,611	$11,850
4/30/2020	$12,171	$15,356	$12,061
5/31/2020	$12,712	$16,087	$12,117
6/30/2020	$13,009	$16,407	$12,193
7/31/2020	$13,462	$17,332	$12,375
8/31/2020	$13,841	$18,578	$12,275
9/30/2020	$13,666	$17,872	$12,269
10/31/2020	$13,477	$17,397	$12,214
11/30/2020	$14,602	$19,301	$12,334
12/31/2020	$15,007	$20,043	$12,351
1/31/2021	$14,980	$19,841	$12,262
2/28/2021	$15,212	$20,388	$12,085
3/31/2021	$15,396	$21,281	$11,934
4/30/2021	$15,793	$22,416	$12,028
5/31/2021	$15,902	$22,573	$12,068
6/30/2021	$16,112	$23,100	$12,152
7/31/2021	$16,263	$23,649	$12,288
8/31/2021	$16,441	$24,368	$12,265
9/30/2021	$16,031	$23,234	$12,159
10/31/2021	$16,485	$24,862	$12,155
11/30/2021	$16,196	$24,690	$12,191
12/31/2021	$16,472	$25,797	$12,160
1/31/2022	$15,737	$24,462	$11,898
2/28/2022	$15,541	$23,729	$11,765
3/31/2022	$15,453	$24,610	$11,439
4/30/2022	$14,533	$22,464	$11,005
5/31/2022	$14,488	$22,505	$11,075
6/30/2022	$13,648	$20,648	$10,902
7/31/2022	$14,390	$22,552	$11,168
8/31/2022	$13,981	$21,632	$10,853
9/30/2022	$13,031	$19,640	$10,384
10/31/2022	$13,503	$21,230	$10,249
11/30/2022	$14,066	$22,416	$10,626
12/31/2022	$13,707	$21,125	$10,578
1/31/2023	$14,453	$22,452	$10,904
2/28/2023	$14,138	$21,904	$10,622
3/31/2023	$14,335	$22,708	$10,891
4/30/2023	$14,351	$23,063	$10,957
5/31/2023	$14,218	$23,163	$10,838
6/30/2023	$14,687	$24,693	$10,799
7/31/2023	$15,038	$25,487	$10,792
8/31/2023	$14,737	$25,081	$10,723
9/30/2023	$14,272	$23,885	$10,451
10/31/2023	$13,852	$23,383	$10,286
11/30/2023	$14,727	$25,518	$10,751
12/31/2023	$15,491	$26,678	$11,163
1/31/2024	$15,423	$27,126	$11,132
2/29/2024	$15,780	$28,574	$10,975
3/31/2024	$16,131	$29,494	$11,076
4/30/2024	$15,551	$28,289	$10,797
5/31/2024	$15,892	$29,692	$10,980
6/30/2024	$16,012	$30,757	$11,084
7/31/2024	$16,439	$31,132	$11,342
8/31/2024	$16,797	$31,887	$11,505
9/30/2024	$17,033	$32,568	$11,660
10/31/2024	$16,827	$32,272	$11,370
11/30/2024	$17,599	$34,167	$11,491
12/31/2024	$17,109	$33,352	$11,303
1/31/2025	$17,580	$34,281	$11,362
2/28/2025	$17,561	$33,834	$11,612
3/31/2025	$17,127	$31,928	$11,617
4/30/2025	$17,218	$31,711	$11,663
5/31/2025	$17,742	$33,707	$11,579
6/30/2025	$18,235	$35,421	$11,757
7/31/2025	$18,290	$36,216	$11,726
8/31/2025	$18,674	$36,950	$11,866
9/30/2025	$18,960	$38,299	$11,996
10/31/2025	$19,015	$39,196	$12,071

Average Annual Return [Table Text Block]
I0DYE	1 Year	5 Years	10 Years
Class R4	13.00%	7.13%	6.64%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 43,068,966
Holdings Count | Holding			12
Advisory Fees Paid, Amount			$ 70,029
InvestmentCompanyPortfolioTurnover			300.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,068,966
Number of Portfolio Holdings	12
Portfolio Turnover Rate	300%
Total Advisory Fees Paid (net of waivers and reimbursements)	$70,029

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.3%
U.S. Equity Funds	40.2
International Equity Funds	13.4
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	22.2%
Transamerica Large Growth, Class I3	14.8
Transamerica Large Value Opportunities, Class I3	13.5
Transamerica International Equity, Class I3	13.4
Transamerica Inflation Opportunities, Class I3	10.7
Transamerica Short-Term Bond, Class I3	7.4
Transamerica High Yield Bond, Class I3	6.0
Transamerica Mid Cap Growth, Class I3	3.2
Transamerica Small Cap Value, Class I3	3.0
Transamerica Mid Cap Value Opportunities, Class I3	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171786
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Long Horizon
Class Name			Class R
Trading Symbol			TALRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	0.60%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 65
Expense Ratio, Percent	[23]		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 18.03%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Asset Allocation Long Horizon Blended Benchmark, returned 20.27% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 90% in equity funds and 10% in fixed income funds and is periodically rebalanced to maintain the overall target allocations.

  The Fund’s best performing holding during the fiscal year, with a 21% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 2% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing fixed income holding during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 6%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	Transamerica Asset Allocation Long Horizon Blended Benchmark
5/19/2017	$10,000	$10,000	$10,000
6/30/2017	$10,070	$10,202	$10,160
7/31/2017	$10,127	$10,265	$10,222
8/31/2017	$10,327	$10,476	$10,427
9/30/2017	$10,287	$10,509	$10,447
10/31/2017	$10,690	$10,976	$10,870
11/30/2017	$10,940	$11,312	$11,114
12/31/2017	$11,037	$11,438	$11,241
1/31/2018	$11,511	$12,093	$11,753
2/28/2018	$11,077	$11,647	$11,325
3/31/2018	$10,977	$11,351	$11,134
4/30/2018	$11,047	$11,395	$11,225
5/31/2018	$11,249	$11,669	$11,391
6/30/2018	$11,223	$11,741	$11,412
7/31/2018	$11,465	$12,178	$11,732
8/31/2018	$11,687	$12,575	$11,958
9/30/2018	$11,659	$12,646	$11,991
10/31/2018	$10,740	$11,782	$11,169
11/30/2018	$10,871	$12,022	$11,317
12/31/2018	$9,992	$10,937	$10,487
1/31/2019	$10,848	$11,813	$11,279
2/28/2019	$11,175	$12,192	$11,614
3/31/2019	$11,202	$12,429	$11,760
4/30/2019	$11,597	$12,932	$12,157
5/31/2019	$10,898	$12,111	$11,514
6/30/2019	$11,568	$12,964	$12,226
7/31/2019	$11,625	$13,150	$12,315
8/31/2019	$11,343	$12,942	$12,097
9/30/2019	$11,596	$13,184	$12,316
10/31/2019	$11,844	$13,470	$12,590
11/30/2019	$12,227	$13,959	$12,945
12/31/2019	$12,478	$14,380	$13,298
1/31/2020	$12,415	$14,374	$13,243
2/29/2020	$11,572	$13,191	$12,256
3/31/2020	$9,814	$11,562	$10,695
4/30/2020	$11,011	$13,044	$11,833
5/31/2020	$11,780	$13,665	$12,387
6/30/2020	$12,161	$13,937	$12,685
7/31/2020	$12,703	$14,723	$13,268
8/31/2020	$13,320	$15,781	$14,068
9/30/2020	$13,022	$15,182	$13,633
10/31/2020	$12,757	$14,778	$13,307
11/30/2020	$14,484	$16,395	$14,885
12/31/2020	$15,123	$17,026	$15,501
1/31/2021	$15,095	$16,854	$15,414
2/28/2021	$15,642	$17,319	$15,814
3/31/2021	$15,983	$18,077	$16,280
4/30/2021	$16,573	$19,042	$16,974
5/31/2021	$16,699	$19,175	$17,177
6/30/2021	$16,967	$19,623	$17,428
7/31/2021	$17,094	$20,089	$17,669
8/31/2021	$17,417	$20,699	$18,070
9/30/2021	$16,761	$19,737	$17,405
10/31/2021	$17,548	$21,120	$18,310
11/30/2021	$16,972	$20,973	$17,923
12/31/2021	$17,457	$21,913	$18,614
1/31/2022	$16,348	$20,779	$17,661
2/28/2022	$16,095	$20,157	$17,294
3/31/2022	$16,113	$20,905	$17,688
4/30/2022	$14,812	$19,082	$16,318
5/31/2022	$14,765	$19,117	$16,344
6/30/2022	$13,514	$17,539	$15,031
7/31/2022	$14,531	$19,157	$16,187
8/31/2022	$14,023	$18,375	$15,574
9/30/2022	$12,766	$16,683	$14,217
10/31/2022	$13,672	$18,034	$15,180
11/30/2022	$14,467	$19,042	$16,126
12/31/2022	$13,834	$17,944	$15,478
1/31/2023	$14,926	$19,072	$16,525
2/28/2023	$14,544	$18,607	$16,153
3/31/2023	$14,682	$19,290	$16,560
4/30/2023	$14,682	$19,591	$16,802
5/31/2023	$14,500	$19,676	$16,661
6/30/2023	$15,330	$20,976	$17,606
7/31/2023	$15,914	$21,650	$18,167
8/31/2023	$15,421	$21,305	$17,762
9/30/2023	$14,773	$20,289	$17,035
10/31/2023	$14,134	$19,863	$16,549
11/30/2023	$15,321	$21,677	$17,997
12/31/2023	$16,324	$22,662	$18,917
1/31/2024	$16,212	$23,042	$19,076
2/29/2024	$16,923	$24,273	$19,824
3/31/2024	$17,445	$25,054	$20,429
4/30/2024	$16,602	$24,030	$19,681
5/31/2024	$17,052	$25,222	$20,507
6/30/2024	$17,155	$26,127	$20,863
7/31/2024	$17,736	$26,445	$21,313
8/31/2024	$18,204	$27,087	$21,815
9/30/2024	$18,494	$27,665	$22,201
10/31/2024	$18,268	$27,414	$21,792
11/30/2024	$19,600	$29,023	$22,780
12/31/2024	$18,788	$28,332	$22,153
1/31/2025	$19,605	$29,120	$22,898
2/28/2025	$19,346	$28,741	$22,740
3/31/2025	$18,549	$27,121	$21,839
4/30/2025	$18,688	$26,937	$21,992
5/31/2025	$19,725	$28,633	$23,168
6/30/2025	$20,430	$30,089	$24,106
7/31/2025	$20,530	$30,764	$24,389
8/31/2025	$21,089	$31,388	$25,047
9/30/2025	$21,503	$32,533	$25,766
10/31/2025	$21,563	$33,295	$26,210

Average Annual Return [Table Text Block]
I0DZ5	1 Year	5 Years	Since Inception 5/19/17
Class R	18.03%	11.07%	9.51%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	15.29%
Transamerica Asset Allocation Long Horizon Blended BenchmarkFootnote Reference(b)	20.27%	14.52%	12.07%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 62,038,482
Holdings Count | Holding			12
Advisory Fees Paid, Amount			$ 74,665
InvestmentCompanyPortfolioTurnover			166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,038,482
Number of Portfolio Holdings	12
Portfolio Turnover Rate	166%
Total Advisory Fees Paid (net of waivers and reimbursements)	$74,665

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	66.1%
International Equity Funds	24.5
U.S. Fixed Income Funds	9.3
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I3	24.5%
Transamerica Large Growth, Class I3	23.4
Transamerica Large Value Opportunities, Class I3	21.1
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Small Cap Value, Class I3	5.4
Transamerica Small Cap Growth, Class I3	5.3
Transamerica Mid Cap Value Opportunities, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.1
Transamerica High Yield Bond, Class I3	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171787
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Long Horizon
Class Name			Class R4
Trading Symbol			TALFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$38	0.35%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 38
Expense Ratio, Percent	[24]		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 18.32%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Asset Allocation Long Horizon Blended Benchmark, returned 20.27% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 90% in equity funds and 10% in fixed income funds and is periodically rebalanced to maintain the overall target allocations.

  The Fund’s best performing holding during the fiscal year, with a 21% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 2% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing fixed income holding during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 6%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500® Index	Transamerica Asset Allocation Long Horizon Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,000	$10,030	$9,993
12/31/2015	$9,738	$9,872	$9,807
1/31/2016	$9,083	$9,382	$9,285
2/29/2016	$9,020	$9,369	$9,259
3/31/2016	$9,616	$10,005	$9,857
4/30/2016	$9,661	$10,043	$9,986
5/31/2016	$9,751	$10,224	$10,080
6/30/2016	$9,624	$10,250	$10,034
7/31/2016	$10,031	$10,628	$10,425
8/31/2016	$10,085	$10,643	$10,449
9/30/2016	$10,134	$10,645	$10,494
10/31/2016	$9,971	$10,451	$10,292
11/30/2016	$10,242	$10,838	$10,542
12/31/2016	$10,426	$11,052	$10,766
1/31/2017	$10,626	$11,262	$10,983
2/28/2017	$10,890	$11,709	$11,290
3/31/2017	$10,964	$11,723	$11,367
4/30/2017	$11,118	$11,843	$11,514
5/31/2017	$11,255	$12,010	$11,693
6/30/2017	$11,321	$12,085	$11,764
7/31/2017	$11,545	$12,333	$12,000
8/31/2017	$11,500	$12,371	$12,022
10/31/2017	$11,958	$12,921	$12,510
11/30/2017	$12,249	$13,317	$12,791
12/31/2017	$12,353	$13,465	$12,937
1/31/2018	$12,895	$14,236	$13,526
2/28/2018	$12,398	$13,711	$13,033
3/31/2018	$12,294	$13,363	$12,814
4/30/2018	$12,373	$13,414	$12,918
5/31/2018	$12,599	$13,737	$13,109
6/30/2018	$12,577	$13,822	$13,134
7/31/2018	$12,860	$14,336	$13,502
8/31/2018	$13,109	$14,803	$13,762
9/30/2018	$13,074	$14,887	$13,800
10/31/2018	$12,044	$13,870	$12,854
11/30/2018	$12,191	$14,153	$13,024
12/31/2018	$11,213	$12,875	$12,069
1/31/2019	$12,174	$13,906	$12,980
2/28/2019	$12,540	$14,353	$13,367
3/31/2019	$12,578	$14,632	$13,533
4/30/2019	$13,021	$15,224	$13,991
5/31/2019	$12,249	$14,257	$13,250
6/30/2019	$12,998	$15,262	$14,071
7/31/2019	$13,061	$15,481	$14,173
8/31/2019	$12,757	$15,236	$13,922
9/30/2019	$13,038	$15,521	$14,174
10/31/2019	$13,317	$15,857	$14,489
11/30/2019	$13,760	$16,433	$14,898
12/31/2019	$14,037	$16,928	$15,304
1/31/2020	$13,966	$16,922	$15,241
2/29/2020	$13,032	$15,529	$14,104
3/31/2020	$11,052	$13,611	$12,308
4/30/2020	$12,398	$15,356	$13,618
5/31/2020	$13,262	$16,087	$14,255
6/30/2020	$13,699	$16,407	$14,599
7/31/2020	$14,309	$17,332	$15,269
8/31/2020	$15,018	$18,578	$16,191
9/30/2020	$14,677	$17,872	$15,689
10/31/2020	$14,379	$17,397	$15,315
11/30/2020	$16,338	$19,301	$17,131
12/31/2020	$17,052	$20,043	$17,839
1/31/2021	$17,036	$19,841	$17,739
2/28/2021	$17,653	$20,388	$18,199
3/31/2021	$18,048	$21,281	$18,736
4/30/2021	$18,713	$22,416	$19,534
5/31/2021	$18,856	$22,573	$19,769
6/30/2021	$19,170	$23,100	$20,057
7/31/2021	$19,312	$23,649	$20,334
8/31/2021	$19,677	$24,368	$20,796
9/30/2021	$18,949	$23,234	$20,031
10/31/2021	$19,837	$24,862	$21,072
11/30/2021	$19,203	$24,690	$20,627
12/31/2021	$19,748	$25,797	$21,422
1/31/2022	$18,496	$24,462	$20,325
2/28/2022	$18,210	$23,729	$19,903
3/31/2022	$18,242	$24,610	$20,357
4/30/2022	$16,754	$22,464	$18,780
5/31/2022	$16,719	$22,505	$18,809
6/30/2022	$15,316	$20,648	$17,298
7/31/2022	$16,466	$22,552	$18,629
8/31/2022	$15,891	$21,632	$17,923
9/30/2022	$14,480	$19,640	$16,362
10/31/2022	$15,506	$21,230	$17,470
11/30/2022	$16,405	$22,416	$18,559
12/31/2022	$15,701	$21,125	$17,813
1/31/2023	$16,937	$22,452	$19,017
2/28/2023	$16,504	$21,904	$18,590
3/31/2023	$16,672	$22,708	$19,058
4/30/2023	$16,672	$23,063	$19,336
5/31/2023	$16,444	$23,163	$19,174
6/30/2023	$17,396	$24,693	$20,262
7/31/2023	$18,058	$25,487	$20,907
8/31/2023	$17,520	$25,081	$20,442
9/30/2023	$16,796	$23,885	$19,605
10/31/2023	$16,071	$23,383	$19,046
11/30/2023	$17,417	$25,518	$20,712
12/31/2023	$18,562	$26,678	$21,770
1/31/2024	$18,434	$27,126	$21,953
2/29/2024	$19,241	$28,574	$22,814
3/31/2024	$19,845	$29,494	$23,510
4/30/2024	$18,888	$28,289	$22,649
5/31/2024	$19,399	$29,692	$23,601
6/30/2024	$19,526	$30,757	$24,010
7/31/2024	$20,186	$31,132	$24,529
8/31/2024	$20,717	$31,887	$25,106
9/30/2024	$21,049	$32,568	$25,550
10/31/2024	$20,794	$32,272	$25,079
11/30/2024	$22,305	$34,167	$26,217
12/31/2024	$21,417	$33,352	$25,495
1/31/2025	$22,346	$34,281	$26,352
2/28/2025	$22,052	$33,834	$26,171
3/31/2025	$21,145	$31,928	$25,134
4/30/2025	$21,304	$31,711	$25,310
5/31/2025	$22,482	$33,707	$26,663
6/30/2025	$23,299	$35,421	$27,742
7/31/2025	$23,412	$36,216	$28,068
8/31/2025	$24,072	$36,950	$28,825
9/30/2025	$24,535	$38,299	$29,653
10/31/2025	$24,604	$39,196	$30,163

Average Annual Return [Table Text Block]
I0DZE	1 Year	5 Years	10 Years
Class R4	18.32%	11.34%	9.42%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Transamerica Asset Allocation Long Horizon Blended BenchmarkFootnote Reference(b)	20.27%	14.52%	11.67%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 62,038,482
Holdings Count | Holding			12
Advisory Fees Paid, Amount			$ 74,665
InvestmentCompanyPortfolioTurnover			166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,038,482
Number of Portfolio Holdings	12
Portfolio Turnover Rate	166%
Total Advisory Fees Paid (net of waivers and reimbursements)	$74,665

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	66.1%
International Equity Funds	24.5
U.S. Fixed Income Funds	9.3
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I3	24.5%
Transamerica Large Growth, Class I3	23.4
Transamerica Large Value Opportunities, Class I3	21.1
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Small Cap Value, Class I3	5.4
Transamerica Small Cap Growth, Class I3	5.3
Transamerica Mid Cap Value Opportunities, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.1
Transamerica High Yield Bond, Class I3	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171788
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Short Horizon
Class Name			Class R
Trading Symbol			TSHRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$62	0.60%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 62
Expense Ratio, Percent	[25]		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 6.86%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation Short Horizon Blended Benchmark, returned 7.59% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 10% in equity funds and 90% in fixed income funds and is rebalanced periodically to maintain the overall target allocations.

  The Fund’s best-performing holding during the fiscal year, with a 3% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 10% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing holding overall during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 1%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation Short Horizon Blended Benchmark
5/19/2017	$10,000	$10,000	$10,000
6/30/2017	$10,030	$10,029	$10,045
7/31/2017	$10,020	$10,019	$10,033
8/31/2017	$10,081	$10,062	$10,096
9/30/2017	$10,131	$10,152	$10,159
10/31/2017	$10,172	$10,110	$10,188
11/30/2017	$10,193	$10,097	$10,205
12/31/2017	$10,235	$10,143	$10,255
1/31/2018	$10,225	$10,026	$10,243
2/28/2018	$10,093	$9,931	$10,133
3/31/2018	$10,123	$9,995	$10,157
4/30/2018	$10,092	$9,920	$10,134
5/31/2018	$10,163	$9,991	$10,199
6/30/2018	$10,160	$9,979	$10,206
7/31/2018	$10,191	$9,981	$10,244
8/31/2018	$10,262	$10,046	$10,324
9/30/2018	$10,224	$9,981	$10,284
10/31/2018	$10,049	$9,902	$10,134
11/30/2018	$10,070	$9,961	$10,182
12/31/2018	$10,048	$10,144	$10,182
1/31/2019	$10,268	$10,252	$10,389
2/28/2019	$10,330	$10,246	$10,440
3/31/2019	$10,459	$10,443	$10,596
4/30/2019	$10,512	$10,445	$10,662
5/31/2019	$10,533	$10,631	$10,710
6/30/2019	$10,700	$10,764	$10,895
7/31/2019	$10,732	$10,788	$10,926
8/31/2019	$10,880	$11,067	$11,091
9/30/2019	$10,851	$11,009	$11,065
10/31/2019	$10,904	$11,042	$11,120
11/30/2019	$10,957	$11,036	$11,160
12/31/2019	$11,001	$11,028	$11,223
1/31/2020	$11,129	$11,241	$11,363
2/29/2020	$11,140	$11,443	$11,386
3/31/2020	$10,532	$11,376	$11,061
4/30/2020	$10,909	$11,578	$11,373
5/31/2020	$11,093	$11,632	$11,514
6/30/2020	$11,251	$11,705	$11,608
7/31/2020	$11,500	$11,880	$11,844
8/31/2020	$11,554	$11,784	$11,912
9/30/2020	$11,517	$11,777	$11,849
10/31/2020	$11,451	$11,725	$11,788
11/30/2020	$11,767	$11,840	$12,060
12/31/2020	$11,896	$11,856	$12,167
1/31/2021	$11,862	$11,771	$12,131
2/28/2021	$11,784	$11,601	$12,060
3/31/2021	$11,776	$11,456	$12,031
4/30/2021	$11,910	$11,547	$12,171
5/31/2021	$11,966	$11,585	$12,230
6/30/2021	$12,064	$11,666	$12,316
7/31/2021	$12,177	$11,796	$12,455
8/31/2021	$12,199	$11,774	$12,480
9/30/2021	$12,071	$11,672	$12,363
10/31/2021	$12,150	$11,669	$12,448
11/30/2021	$12,128	$11,703	$12,443
12/31/2021	$12,172	$11,673	$12,504
1/31/2022	$11,878	$11,422	$12,224
2/28/2022	$11,784	$11,295	$12,130
3/31/2022	$11,598	$10,981	$11,937
4/30/2022	$11,173	$10,564	$11,537
5/31/2022	$11,161	$10,632	$11,570
6/30/2022	$10,830	$10,465	$11,242
7/31/2022	$11,164	$10,721	$11,611
8/31/2022	$10,914	$10,418	$11,327
9/30/2022	$10,411	$9,968	$10,817
10/31/2022	$10,459	$9,839	$10,885
11/30/2022	$10,735	$10,201	$11,200
12/31/2022	$10,656	$10,155	$11,103
1/31/2023	$10,976	$10,467	$11,427
2/28/2023	$10,779	$10,196	$11,213
3/31/2023	$10,964	$10,455	$11,466
4/30/2023	$11,001	$10,519	$11,532
5/31/2023	$10,914	$10,404	$11,431
6/30/2023	$10,985	$10,367	$11,490
7/31/2023	$11,060	$10,360	$11,554
8/31/2023	$10,972	$10,294	$11,490
9/30/2023	$10,749	$10,032	$11,259
10/31/2023	$10,598	$9,874	$11,126
11/30/2023	$11,026	$10,321	$11,577
12/31/2023	$11,419	$10,716	$11,956
1/31/2024	$11,406	$10,687	$11,965
2/29/2024	$11,381	$10,536	$11,920
3/31/2024	$11,507	$10,633	$12,046
4/30/2024	$11,238	$10,364	$11,809
5/31/2024	$11,417	$10,540	$12,014
6/30/2024	$11,533	$10,640	$12,131
7/31/2024	$11,739	$10,888	$12,368
8/31/2024	$11,920	$11,045	$12,533
9/30/2024	$12,066	$11,193	$12,701
10/31/2024	$11,871	$10,915	$12,483
11/30/2024	$12,066	$11,031	$12,641
12/31/2024	$11,876	$10,850	$12,479
1/31/2025	$12,004	$10,908	$12,605
2/28/2025	$12,133	$11,148	$12,783
3/31/2025	$12,061	$11,152	$12,734
4/30/2025	$12,089	$11,196	$12,782
5/31/2025	$12,147	$11,116	$12,823
6/30/2025	$12,349	$11,286	$13,029
7/31/2025	$12,364	$11,257	$13,040
8/31/2025	$12,524	$11,391	$13,213
9/30/2025	$12,641	$11,516	$13,349
10/31/2025	$12,685	$11,587	$13,431

Average Annual Return [Table Text Block]
I0DX5	1 Year	5 Years	Since Inception 5/19/17
Class R	6.86%	2.07%	2.85%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.76%
Transamerica Asset Allocation Short Horizon Blended BenchmarkFootnote Reference(b)	7.59%	2.64%	3.55%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 6,552,359
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 16,228
InvestmentCompanyPortfolioTurnover			407.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,552,359
Number of Portfolio Holdings	10
Portfolio Turnover Rate	407%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,228

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.7
International Equity Funds	2.2
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	44.0%
Transamerica Short-Term Bond, Class I3	17.3
Transamerica Inflation Opportunities, Class I3	16.8
Transamerica High Yield Bond, Class I3	10.9
Transamerica Large Growth, Class I3	3.4
Transamerica Large Value Opportunities, Class I3	3.2
Transamerica International Equity, Class I3	2.2
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3, 3.58%	0.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171789
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Short Horizon
Class Name			Class R4
Trading Symbol			TSHFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.35%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[26]		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 7.15%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Transamerica Asset Allocation Short Horizon Blended Benchmark, returned 7.59% over the same period.

  Markets continued to advance during the fiscal year ended October 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. Mega cap technology stocks and most things related to AI continued to lead gains during the period. Smaller capitalization stocks and those not related to technology achieved more muted gains during the period.

  The Fund normally invests approximately 10% in equity funds and 90% in fixed income funds and is rebalanced periodically to maintain the overall target allocations.

  The Fund’s best-performing holding during the fiscal year, with a 3% target weight, was Transamerica Large Growth, which returned 43.26%, fueled by gains in AI-related stocks and the technology sector more broadly. The Fund’s top performing fixed income fund, with a target weight of 10% and a 7.75% return, was Transamerica High Yield Bond. Fixed income investors embraced risk by bidding up lower quality bonds during the fiscal year.

  Given the strong performance of risk assets during the fiscal year, Transamerica Government Money Market, with a return of 4.14% and a target allocation of 0.2%, was the weakest performing holding overall during the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth produced positive returns during the fiscal year; with a target allocation of 1%, the Fund returned 3.51% during the period.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation Short Horizon Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,973	$9,974	$9,961
12/31/2015	$9,877	$9,941	$9,887
1/31/2016	$9,859	$10,078	$9,908
2/29/2016	$9,886	$10,150	$9,961
3/31/2016	$10,083	$10,243	$10,146
4/30/2016	$10,148	$10,282	$10,223
5/31/2016	$10,157	$10,285	$10,231
6/30/2016	$10,265	$10,469	$10,365
7/31/2016	$10,395	$10,536	$10,476
8/31/2016	$10,414	$10,524	$10,487
9/30/2016	$10,440	$10,517	$10,506
10/31/2016	$10,384	$10,437	$10,442
11/30/2016	$10,271	$10,190	$10,321
12/31/2016	$10,320	$10,205	$10,370
1/31/2017	$10,395	$10,225	$10,431
2/28/2017	$10,490	$10,293	$10,522
3/31/2017	$10,487	$10,288	$10,523
4/30/2017	$10,563	$10,367	$10,598
5/31/2017	$10,623	$10,447	$10,663
6/30/2017	$10,615	$10,437	$10,650
7/31/2017	$10,690	$10,481	$10,717
8/31/2017	$10,743	$10,575	$10,784
10/31/2017	$10,783	$10,531	$10,815
11/30/2017	$10,804	$10,518	$10,832
12/31/2017	$10,857	$10,566	$10,886
1/31/2018	$10,846	$10,444	$10,873
2/28/2018	$10,706	$10,345	$10,756
3/31/2018	$10,733	$10,412	$10,781
4/30/2018	$10,712	$10,334	$10,757
5/31/2018	$10,787	$10,408	$10,826
6/30/2018	$10,785	$10,395	$10,834
7/31/2018	$10,818	$10,398	$10,874
8/31/2018	$10,894	$10,464	$10,959
9/30/2018	$10,849	$10,397	$10,916
10/31/2018	$10,674	$10,315	$10,757
11/30/2018	$10,696	$10,377	$10,809
12/31/2018	$10,681	$10,567	$10,809
1/31/2019	$10,914	$10,679	$11,028
2/28/2019	$10,980	$10,673	$11,082
3/31/2019	$11,125	$10,878	$11,248
4/30/2019	$11,180	$10,881	$11,317
5/31/2019	$11,203	$11,074	$11,369
6/30/2019	$11,388	$11,213	$11,565
7/31/2019	$11,422	$11,238	$11,598
8/31/2019	$11,579	$11,529	$11,774
9/30/2019	$11,555	$11,468	$11,746
10/31/2019	$11,612	$11,502	$11,804
11/30/2019	$11,679	$11,496	$11,846
12/31/2019	$11,721	$11,488	$11,913
1/31/2020	$11,870	$11,709	$12,062
2/29/2020	$11,870	$11,920	$12,086
3/31/2020	$11,230	$11,850	$11,741
4/30/2020	$11,632	$12,061	$12,073
5/31/2020	$11,839	$12,117	$12,223
6/30/2020	$12,004	$12,193	$12,322
7/31/2020	$12,270	$12,375	$12,573
8/31/2020	$12,327	$12,275	$12,644
9/30/2020	$12,284	$12,269	$12,578
10/31/2020	$12,226	$12,214	$12,513
11/30/2020	$12,574	$12,334	$12,802
12/31/2020	$12,708	$12,351	$12,915
1/31/2021	$12,672	$12,262	$12,877
2/28/2021	$12,600	$12,085	$12,802
3/31/2021	$12,576	$11,934	$12,771
4/30/2021	$12,731	$12,028	$12,920
5/31/2021	$12,803	$12,068	$12,982
6/30/2021	$12,904	$12,152	$13,073
7/31/2021	$13,024	$12,288	$13,221
8/31/2021	$13,048	$12,265	$13,247
9/30/2021	$12,920	$12,159	$13,123
10/31/2021	$13,005	$12,155	$13,213
11/30/2021	$12,980	$12,191	$13,208
12/31/2021	$13,037	$12,160	$13,273
1/31/2022	$12,722	$11,898	$12,976
2/28/2022	$12,621	$11,765	$12,876
3/31/2022	$12,417	$11,439	$12,671
4/30/2022	$11,974	$11,005	$12,247
5/31/2022	$11,961	$11,075	$12,281
6/30/2022	$11,602	$10,902	$11,933
7/31/2022	$11,972	$11,168	$12,325
8/31/2022	$11,704	$10,853	$12,024
9/30/2022	$11,173	$10,384	$11,482
10/31/2022	$11,225	$10,249	$11,555
11/30/2022	$11,521	$10,626	$11,889
12/31/2022	$11,431	$10,578	$11,786
1/31/2023	$11,787	$10,904	$12,130
2/28/2023	$11,576	$10,622	$11,902
3/31/2023	$11,768	$10,891	$12,171
4/30/2023	$11,821	$10,957	$12,242
5/31/2023	$11,728	$10,838	$12,134
6/30/2023	$11,798	$10,799	$12,197
7/31/2023	$11,892	$10,792	$12,264
8/31/2023	$11,798	$10,723	$12,196
9/30/2023	$11,565	$10,451	$11,952
10/31/2023	$11,403	$10,286	$11,810
11/30/2023	$11,863	$10,751	$12,290
12/31/2023	$12,280	$11,163	$12,691
1/31/2024	$12,266	$11,132	$12,700
2/29/2024	$12,253	$10,975	$12,653
3/31/2024	$12,394	$11,076	$12,787
4/30/2024	$12,105	$10,797	$12,536
5/31/2024	$12,298	$10,980	$12,753
6/30/2024	$12,421	$11,084	$12,877
7/31/2024	$12,642	$11,342	$13,128
8/31/2024	$12,835	$11,505	$13,304
9/30/2024	$12,996	$11,660	$13,482
10/31/2024	$12,801	$11,370	$13,251
11/30/2024	$13,010	$11,491	$13,419
12/31/2024	$12,812	$11,303	$13,247
1/31/2025	$12,952	$11,362	$13,381
2/28/2025	$13,107	$11,612	$13,569
3/31/2025	$13,020	$11,617	$13,517
4/30/2025	$13,051	$11,663	$13,568
5/31/2025	$13,129	$11,579	$13,612
6/30/2025	$13,342	$11,757	$13,830
7/31/2025	$13,358	$11,726	$13,842
8/31/2025	$13,531	$11,866	$14,026
9/30/2025	$13,667	$11,996	$14,170
10/31/2025	$13,715	$12,071	$14,257

Average Annual Return [Table Text Block]
I0DXE	1 Year	5 Years	10 Years
Class R4	7.15%	2.33%	3.21%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Transamerica Asset Allocation Short Horizon Blended BenchmarkFootnote Reference(b)	7.59%	2.64%	3.61%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 6,552,359
Holdings Count | Holding			10
Advisory Fees Paid, Amount			$ 16,228
InvestmentCompanyPortfolioTurnover			407.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,552,359
Number of Portfolio Holdings	10
Portfolio Turnover Rate	407%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,228

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.7
International Equity Funds	2.2
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	44.0%
Transamerica Short-Term Bond, Class I3	17.3
Transamerica Inflation Opportunities, Class I3	16.8
Transamerica High Yield Bond, Class I3	10.9
Transamerica Large Growth, Class I3	3.4
Transamerica Large Value Opportunities, Class I3	3.2
Transamerica International Equity, Class I3	2.2
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3, 3.58%	0.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus

[1]	Does not include expenses of the underlying investments in which the Fund invests.
[2]	Does not include expenses of the underlying investments in which the Fund invests.
[3]	Does not include expenses of the underlying investments in which the Fund invests.
[4]	Does not include expenses of the underlying investments in which the Fund invests.
[5]	Does not include expenses of the underlying investments in which the Fund invests.
[6]	Does not include expenses of the underlying investments in which the Fund invests.
[7]	Does not include expenses of the underlying investments in which the Fund invests.
[8]	Does not include expenses of the underlying investments in which the Fund invests.
[9]	Does not include expenses of the underlying investments in which the Fund invests.
[10]	Does not include expenses of the underlying investments in which the Fund invests.
[11]	Does not include expenses of the underlying investments in which the Fund invests.
[12]	Does not include expenses of the underlying investments in which the Fund invests.
[13]	Does not include expenses of the underlying investments in which the Fund invests.
[14]	Does not include expenses of the underlying investments in which the Fund invests.
[15]	Does not include expenses of the underlying investments in which the Fund invests.
[16]	Does not include expenses of the underlying investments in which the Fund invests.
[17]	Does not include expenses of the underlying investments in which the Fund invests.
[18]	Does not include expenses of the underlying investments in which the Fund invests.
[19]	Does not include expenses of the underlying investments in which the Fund invests.
[20]	Does not include expenses of the underlying investments in which the Fund invests.
[21]	Does not include expenses of the underlying investments in which the Fund invests.
[22]	Does not include expenses of the underlying investments in which the Fund invests.
[23]	Does not include expenses of the underlying investments in which the Fund invests.
[24]	Does not include expenses of the underlying investments in which the Fund invests.
[25]	Does not include expenses of the underlying investments in which the Fund invests.
[26]	Does not include expenses of the underlying investments in which the Fund invests.